As filed with the Securities and Exchange Commission on October 23, 2015

Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

POST-EFFECTIVE AMENDMENT NO. 55

/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 58

/X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a) of Rule 485.

THE  INFORMATION  IN  THIS  PROSPECTUS  IS  NOT  COMPLETE  AND  MAY  BE  CHANGED.   WE

MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE

SECURITIES  AND  EXCHANGE  COMMISSION  IS  EFFECTIVE.   THIS  PROSPECTUS  IS  NOT  AN

OFFER  TO  SELL  THESE  SECURITIES  AND  IS  NOT  SOLICITING  AN  OFFER  TO  BUY  THESE

SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion

Dated:  October 23, 2015

FAM Funds

Investor Shares

P R O S P E C T U S

FAM VALUE FUND

FAMVX

FAM EQUITY-INCOME FUND

FAMEX

FAM SMALL CAP FUND

FAMFX

January 1, 2016

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

Summary Section

FAM Value Fund

3

FAM Equity-Income Fund

6

FAM Small Cap Fund

9

More About Investment Objectives, Principal Investment

   Strategies, and Risks

More About Investment Objectives

13

More About Principal Investment Strategies

13

More About Other Investment Strategies

13

More About Principal Risks

14

Fund Management

The Investment Advisor

15

Portfolio Managers

15

Shareholder Information

Pricing Fund Shares

17

Householding of Shareholder Mailings

17

Purchasing and Adding to Your Shares

17

Important Information About Procedures

for Opening an Account

17

Account Minimums

18

Converting from Investor Shares to Institutional Shares

18

Automatic Investment Plan

19

Wire Instructions

19

IRA and Retirement Accounts

19

Purchases Through Selected Dealers

20

Shareholder Administrative Servicing Arrangements

20

Payments to Third Parties by the Advisor

21

Instructions for Redemption of Shares

21

Definition of Good Order

21

Signature Guarantees

22

Systematic Withdrawal Plan

22

Information on Distributions and Taxes

22

Tax Information

23

Financial Highlights

FAM Value Fund

25

FAM Equity-Income Fund

26

FAM Small Cap Fund

27

To Obtain Additional Information

28

Investment Objective:  FAM Value Fund's investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Investor Shares

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Fees

0.90%

Distribution and Service (12b-1) Fees

none

Other Expenses*

0.29%

Total Fund Operating Expenses**

1.19%

Fee Waiver/Expense Reimbursement**

0.01%

Net Fund Operating Expenses**

1.18%

*  “Other Expenses” have been restated based on current contractual arrangements and are estimated for the current fiscal year.

** The Advisor has contractually agreed, until May 1, 2017, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Investor Shares at 1.18%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating

Expenses for Investor Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense.  This Expense Limitation Agreement may only be amended by the Fund’s Board of Trustees.

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also as-

sumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3-Year

5-Year

10-Year

$120

$377

$653

$1,442

3

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns  over"  its  portfolio).   A  higher  portfolio  turnover  rate  may  indicate  higher  transaction  costs  and  may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual  fund  operating  expenses  or  in  the  Example,  affect  the  Fund's  performance.   During  the  most  recent fiscal year, the Fund's portfolio turnover rate was 6.08% of the average value of its portfolio.

Principal Investment Strategies:   Fenimore  Asset  Management,  Inc.  ("Fenimore"),  the  investment  advisor  to  the Fund,  employs  a  "value  approach"  in  making  its  common  stock  selections.   This  approach  is  based  on  Fenimore's belief that at any given point in time the stock price of a company may sell below the company's"true business  worth".   Factors  considered  in  evaluating  the  true  business  worth  include  the  company's  current earnings  and  Fenimore's  opinion  as  to  its  future  earnings  potential.   After  identifying  a  company  whose  securities  are  determined  to  have  a  favorable  price-to-earnings  relationship,  Fenimore  plans  to  invest  in  such securities until the "true business worth" nears the market price of the company's securities.

Generally,  the  Fund  will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible  into  common  stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  may  invest in the securities of issuers of all sizes and market capitalizations.   The Fund may also invest in the securities of  both  domestic  and  foreign  issuers  and  it  may  invest  in  shares  of  other  investment  companies,  including exchange-traded funds (“ETFs”).

Principal Risks:

•  Stock  Market  Risk  -   the  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual  companies and  general  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

•  Stock  Selection  Risk  -  the  value  stocks  chosen  for  the  Fund  are  subject  to  the  risk  that  the  market  may never realize their intrinsic value or their prices may go down.

•  Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•  Market Risk - the value of your investment will go up and down, which means that you could lose money.

•  Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets  or  may  be  represented  by  American  Depository  Receipts  that  are  traded  in  the  United  States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political  or  economic  instability,  the  imposition  of  exchange  controls,  expropriation,  limited  disclosure and illiquid markets.

•  Investment  in  Other  Investment  Companies  Risk  –  the  Fund  may  invest  in  shares  of  other  investment companies, including ETFs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests.  In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return:   The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Investor Shares performance since 2005.  The table shows the Investor  Shares  average  annual  returns    (before  and  after  taxes  )  for  the  one  year,  five  year  and  ten  year  periods compared  to  those  of  the  Russell  MidCap  Index,  the  Fund's  primary  benchmark  index.   The  Fund's  past  performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund's website famfunds.com.

4

FAM VALUE FUND Investor Shares
2005	5.56%
2006	8.73%
2007	-0.79%
2008	-28.68%
2009	22.18%
2010	17.02%
2011	-0.41%
2012	11.39%
2013	32.96%
2014	13.41%
Best Quarter (ended 12/31/11): 13.34%	Worst Quarter (ended 12/31/08): -20.68%

The year-to-date return for the Fund's Investor Shares as of September 30, 2015 was 2.63%.

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the periods ending December 31, 2014)

Investor Shares

1 YEAR

5 YEARS

10 YEARS

Return before taxes

13.41%

14.38%

6.86%

Return after taxes on distributions

12.27%

13.75%

6.24%

Return after taxes on distributions and sale of fund shares   9.32%

11.99%

5.63%

Russell MidCap Index

13.22%

17.19%

9.56%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor's  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors  who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual retirement accounts, or to investors who are tax exempt.

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:   Thomas O. Putnam, Chairman and John D. Fox, CFA of Fenimore Asset Management, Inc.  Mr. Putnam has managed the Fund since 1987.  Mr. Fox has co-managed the Fund since 2000.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an  individual  retirement  account.   The  minimum  subsequent  investment  is  $50.   You  may  redeem  shares  by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled "Tax Information" and "Financial Intermediary Compensation" on page 12.

5

Investment Objective:  FAM Equity-Income Fund's investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-produc-

ing stocks that pay dividends.  The Fund distributes its income on a quarterly basis.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Investor Shares

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Fees

0.90%

Distribution and Service (12b-1) Fees

none

Other Expenses*

0.36%

Total Fund Operating Expenses

1.26%

Net Fund Operating Expenses

1.26%

*  “Other Expenses” have been restated based on current contractual arrangements and are estimated for the current fiscal year.

______________________________________________

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also as-

sumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3-Year

5-Year

10-Year

$128

$400

$692

$1,523

6

Portfolio  Turnover:   The  Fund  pays  transaction  costs,  such  as  commissions,  when  it  buys  and  sells  securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual  fund  operating  expenses  or  in  the  Example,  affect  the  Fund's  performance.  During  the  most  recent fiscal year, the Fund's portfolio turnover rate was 10.73% of the average value of its portfolio.

Principal  Investment  Strategies:   Fenimore  Asset  Management,  Inc.  ("Fenimore"),  the  investment  advisor  to the Fund employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business  worth".   Factors  considered  in  evaluating  the  true  business  worth  include  the  company's  current earnings  and  Fenimore's  opinion  as  to  its  future  earnings  potential.   After  identifying  a  company  whose  securities  are  determined  to  have  a  favorable  price-to-earnings  relationship,  Fenimore  plans  to  invest  in  such securities until the "true business worth" nears the market price of the company's securities.

Generally,  the  Fund  will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible  into  common  stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  may  invest in the securities of issuers of all sizes and market capitalizations.   The Fund may also invest in the securities of  both  domestic  and  foreign  issuers  and  it  may  invest  in  shares  of  other  investment  companies,  including exchange-traded funds (“ETFs”).

Principal Risks:

•  Stock  Market  Risk  -   the  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual  companies and  general  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

•  Stock  Selection  Risk  -  the  value  stocks  chosen  for  the  Fund  are  subject  to  the  risk  that  the  market  may never realize their intrinsic value or their prices may go down.

•  Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•  Market Risk - the value of your investment will go up and down, which means that you could lose money.

•  Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets  or  may  be  represented  by  American  Depository  Receipts  that  are  traded  in  the  United  States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political  or  economic  instability,  the  imposition  of  exchange  controls,  expropriation,  limited  disclosure and illiquid markets.

•  Investment  in  Other  Investment  Companies  Risk  –  the  Fund  may  invest  in  shares  of  other  investment companies, including ETFs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests.  In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return:   The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Investor Shares performance since 2005.  The table shows the Investor  Shares  average  annual  returns    (before  and  after  taxes  )  for  the  one  year,  five  year  and  ten  year  periods compared  to  those  of  the  Russell  MidCap  Index,  the  Fund's  primary  benchmark  index.   The  Fund's  past  performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund's website famfunds.com.

7

FAM EQUITY-INCOME FUND Investor Shares
2005	5.75%
2006	6.57%
2007	-3.64%
2008	-29.04%
2009	21.43%
2010	17.47%
2011	6.79%
2012	11.02%
2013	29.79%
2014	7.85%
Best Quarter (ended 6/30/09): 16.68%	Worst Quarter (ended 12/31/08): -21.88%

The year-to-date return for the Fund's Investor Shares as of September 30, 2015 was -0.61%.

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the periods ending December 31, 2014)

	Investor Shares
	1 Year	5 years	10 years
Return before taxes	7.85	14.28%	6.20%
Return after taxes on distributions	6.62%	13.05%	5.28%
Return after taxes on distributions and sale of fund shares	5.41%	11.47%	4.87%
Russell MidCap Index	13.22%	17.19%	9.56%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor's  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors who hold their Fund shares through tax-deferred arrangements  such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:  Thomas O. Putnam, Chairman and Paul C. Hogan, CFA of Fenimore Asset Management, Inc.  Mr. Putnam and Mr. Hogan have co-managed the Fund since the Fund's inception in 1996.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an  individual  retirement  account.   The  minimum  subsequent  investment  is  $50.   You  may  redeem  shares  by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled "Tax Information" and "Financial Intermediary Compensation" on page 12.

8

Investment Objective:  FAM Small Cap Fund's investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Investor Shares

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Fees

0.90%

Distribution and Service (12b-1) Fees

none

Other expenses

0.48%

Total Fund Operating Expenses

1.38%

Total annual fund operating expenses

1.38%

*  “Other Expenses” have been restated based on current contractual arrangements and are estimated for the current fiscal year`.

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also as-

sumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3- Year

5-Year

10-Year

$140

$437

$755

$1,657

9

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securi-

ties (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13.40% of the average value of its portfolio.

Principal Investment Strategies: Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings, cash flow and/or book value, and Fenimore's opinion as to its future potential.  After identifying a company whose securities are determined to have a favorable valuation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies.  The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution.  As of May 31, 2015, the market capitalization range for the Russell 2000 Index was approximately $177 million to $4.3 billion. The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).  The Fund’s policy of investing at least 80% of its net assets in smallcap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks:

•  Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•  Non-diversification Risk – the Fund is classified as a “non-diversified” fund which means that the Fund may  own  larger  positions  in  a  smaller  number  of  securities.   A  fund  that  is  less  diversified,  such  as  the Fund,  may  be  more  susceptible  to  adverse  economic,  political,  or  regulatory  developments  affecting  a single issuer than a fund that is more broadly diversified.

•  Stock  Market  Risk  -   the  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual  companies and  general  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

•  Stock  Selection  Risk  -  the  value  stocks  chosen  for  the  Fund  are  subject  to  the  risk  that  the  market  may never realize their intrinsic value or their prices may go down.

•  Market Risk - the value of your investment will go up and down, which means that you could lose money.

•  Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in for-

eign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•  Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests.  In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return:   The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows the Investor Shares performance for 2013 and 2014.  The table shows the Investor Shares average annual returns (before and after taxes) for the one year period ended December 31, 2014 and since the Fund's inception on March 1, 2012 compared to those of the Russell 2000 Index, the Fund's primary benchmark.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund  will  perform  in  the  future.   Updated  performance  information  may  be  obtained  at  the  Fund’s  website famfunds.com.

10

FAM SMALL CAP FUND Investor Shares
2013	40.49%
2014	5.58
Best Quarter (ended 12/31/14): 12.35%	Worst Quarter (ended 3/31/14): -0.27%

The year-to-date return for the Fund's Investor Shares as of September 30, 2015 was 0.39%.

Average Annual Total Returns

1 Year Period

Since Inception

Investor Shares

December 31, 2014

March 1, 2012

Return Before Taxes

5.58%

18.96%

Return After Taxes on Distributions

4.63%

18.20%

Return After Taxes on Distributions and Sale of Fund Shares

3.15%

11.64%

Russell 2000 Index

5.58%

16.37%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor’s  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors  who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual retirement accounts, or to investors who are tax exempt.

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:   Thomas O. Putnam, Chairman and Marc D. Roberts, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund.  Mr. Putnam  and Mr. Roberts have managed the Fund since the Fund's inception in 2012.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $5000 for a regular account and $2000 for an  individual  retirement  account.   The  minimum  subsequent  investment  is  $50.   You  may  redeem  shares  by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

11

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through  a  tax-deferred  arrangement,  such  as  a  401(k)  plan  or  an  individual  retirement  account.   Such  tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If  you  purchase  Fund  shares  through  a  broker-dealer  or  other  financial  intermediary  (such  as  a  bank),  the Fund  and  its  related  companies  may  pay  the  intermediary  for  the  sale  of  Fund  shares  and  related  services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your  salesperson  to  recommend  Fund  shares  over  another  investment.   Ask  your  salesperson  or  visit  your financial intermediary's website for more information.

12

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital.

FAM Equity-Income Fund seeks to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. The Fund distributes its income on a quarterly basis.

FAM Small Cap Fund seeks to maximize long-term return on capital.  The Fund is a non-diversified fund.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund’s shareholders.

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings  of  Benjamin  Graham  and  David  Dodd,  whose  book Security  Analysis  provides  the  foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

FAM Value Fund.  Under normal market conditions the FAM Value Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

FAM  Equity-Income  Fund.    Under  normal  market  conditions  the  FAM  Equity-Income  Fund  will attempt to remain fully invested in common stocks and securities that are convertible into common stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  invests  primarily  in income-producing stocks that pay dividends.

FAM Small Cap Fund.  Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution.  As of May 31, 2015, the market capitalization range for the Russell 2000 Index  was  approximately  $177  million  to  $4.3  billion.   The  Fund  may  invest  in  securities  of  both domestic  and  foreign  issuers.   The  Fund’s  policy  of  investing  at  least  80%  of  its  net  assets  in  small cap companies may only be changed upon 60 days prior notice to shareholders.  Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

More About Other Investment Strategies

For  temporary  defensive  purposes,  the  Funds  may  invest  all  of  their  assets  in  investment  grade fixed-income securities. Generally, the Funds intend to invest in fixed-income securities when, in Fenimore’s  opinion,  common  stocks  are  too  risky  in  relationship  to  their  anticipated  rewards  and fixed-income securities are considered a good alternative. During such temporary periods the Funds might not achieve their stated investment objectives.

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the  Funds are permitted to utilize options,

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futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend  portfolio  securities,  invest  in  securities  which  have  relatively  short  operating  histories  and invest in securities of issuers that do not have quoted markets.  However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology.  Additional information concerning these investment techniques, including their risks, are set forth in the Funds’ Statement of Additional Information.

More About Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuate in response to the activities of individual and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk.  The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Funds' investments in value  stocks  may  limit  their downside  risk  over  time,  the  Funds  may  produce  more  modest  gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not  correspond  to changes in the stock market in general.

Market  Risk.   The  value  of  your  investment  will  go  up  and  down,  which  means  that  you  could lose money. You should consider an investment in the FAM Funds as a long-term investment.

Non-diversification Risk.  The FAM Small Cap Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.   The Fund will be  subject  to  certain  diversification  requirements  that  are  imposed  on  mutual  funds  for  federal income tax purposes and it will be required to comply with these tax diverification requirements on a quarterly basis.

Foreign  Investment  Risk.   The  Funds  may  invest  in  securities  of  foreign  issuers  that  are  traded  in foreign markets or may be represented by American Depository Receipts that are traded in the United States.   Investments  in  non-U.S.  securities  may  involve  additional  risks  including  exchange  rate fluctuation,  political  or  economic  instability,  the  imposition  of  exchange  controls,  expropriation, limited disclosure and illiquid markets.

Other Investment Company Investment Risk.  The Funds may invest in shares of other investment companies, including ETFs.  Investments in other investment companies may involve duplication of certain fees and expenses.  By investing in other investment companies, a Fund becomes the shareholder of that company.  As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the  other  investment  company.   These  fees  and  expenses  are  in  addition  to  the  fees  and  expenses that  Fund  shareholders  bear  directly  in  connection  with  each  Fund’s  own  operations.   If  the  other investment  company  fails  to  achieve  its  investment  objective,  a  Fund’s  investment  in  the  other investment company may adversely affect that Fund’s performance.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The Investment Advisor

The  Investment  Advisor  to  FAM  Funds  is  Fenimore  Asset  Management,  Inc.,  ("Fenimore"  or  the "Advisor"), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at  384  N.  Grand  Street,  Cobleskill,  NY  12043.  Fenimore  has  been  continuously  offering  investment advisory  and  consulting  services  under  contract  since  1974  to  individuals,  pension,  profit  sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that  includes  the  continental  United  States.  Mr.  Putnam,  Fenimore’s  principal  investment professional,  was  born  in  1944.  He  has  been  actively  employed  as  an  investment  advisor  with Fenimore since 1974, and holds responsibilities for Fenimore’s investment management and research activities.  Mr.  Putnam  is  the  sole  shareholder  of  FAM  Shareholder  Services,  Inc.,  each  Fund’s shareholder servicing agent and Fenimore Securities, Inc., each Fund’s principal underwriter.

The Advisor also provides certain business management services to the Funds pursuant to a separate Business Management Agreement.   Pursuant to the Business Management Agreement, the Advisor monitors  each  Fund’s  relationships  with  third-party  service  providers,  provides  or  procures  such business  management-related  services  for  the  Funds  as  are  deemed  reasonably  necessary  for  the operation  of  the  Funds  and  assists  with  the  necessary  and  appropriate  services  to  the  Board  of Trustees of the Trust.  For these services, the Advisor is entitled to receive a fee from each Fund at a rate of ..03% of each respective Fund’s average daily net assets.

Portfolio Managers

Mr. Putnam co-manages each of the Funds.  The co-managers share equally in the day-to-day management of each respective Fund’s investment portfolio.

John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam. Mr. Fox is employed by Fenimore  as  an  Investment  Research  Analyst  and  has  been  actively  involved  in  research  activities since he joined the firm in 1996.

Paul C. Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr. Putnam. Mr. Hogan is also employed by Fenimore as an Investment Research Analyst and has been actively involved in investment research activities since he joined the firm in 1991.

Marc D. Roberts, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam.  Mr. Roberts is  employed  by  Fenimore  as  an  Investment  Research  Analyst  and  has  been  actively  involved  in research activities since he joined the firm in 2007.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

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As  principal  officer  of  Fenimore,  Mr.  Putnam  serves  as  President  and  as  a  member  of  the  Board  of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 0.90% per annum of the average daily market value of its net assets. Fenimore has entered into contractual expense limitation agreements with FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund pursuant to which it has agreed to limit the total operating expenses (excluding acquired fund fees and expenses and certain other expenses) of  each  Fund’s  Investor  Shares  to  1.18%,  1.26%  and  1.42%  respectively,  through  May  1,  2017.   These expense limitation agreements may only be amended by the Funds’ Board of Trustees.   A discussion regarding the basis for the Trustees’ approval of each investment advisory contract will be available in the Funds’ Annual Report to Shareholders dated December 31, 2015.

FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain  express  restrictions  on  the  personal  trading  practices  of  personnel  of  both  the  Funds  and Fenimore. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

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Pricing Fund Shares

The share price (also called “Net Asset Value” or "NAV" per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in  a  Fund’s  portfolio  of  securities.  The  New  York  Stock  Exchange  is  closed  on  weekends  and  on  the following  holidays:  New  Year’s  Day,  Martin  Luther  King,  Jr.  Day,  President’s  Day,  Good  Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses,  and  regular  communications  to  a  shareholder  with  multiple  accounts  (single,  retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders  are  members  of  the  same  family.  You  may  request  that  additional  copies  be  sent  by notifying the Funds.

Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate Fund. FAM reserves the right to refuse third party checks and any "bank starter check." Please be sure to provide your Social Security or taxpayer will not be accepted. Any applications received not following the above guidelines will be returned.identification number. Foreign checks and cash.

The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM  reserves  the  right  to  reject  purchase  applications  or  to  terminate  the  offering  of  shares  made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be  in  the  best  interest  of  existing  shareholders.  In  the  event  that  your  check  does  not  clear,  your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving  the  minimum  initial  investment  for  Fund  trustees,  and  employees  and  affiliated  persons (including family members) of FAM.  All applications to purchase Fund shares are subject to acceptance  by  FAM  and  are  not  binding  until  so  accepted.  FAM  does  not  accept  telephone  orders  for  the purchase of shares, and it reserves the right to reject applications in whole or in part.

Important Information About Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

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What  this  means  for  you:  the  Funds  must  obtain  the  following  information  for  each  person  who opens  an  account:  (1)  Name;  (2)  Date  of  birth  (for  individuals);  (3)  Physical  residential  address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to  verify  your  identity.  Additional  information  may  be  required  to  open  accounts  for  corporations and other nonnatural persons.

Federal  law  prohibits  the  Funds  and  other  financial  institutions  from  opening  accounts  unless  the minimum  identifying  information  listed  above  is  received.  The  Funds  may  also  be  required  to  close your account if we are unable to verify your identity.

Account Minimums

To  begin  an  investment  in  the  Investor  Shares  of  the  FAM  Funds  the  following  minimum  initial investments must be met. All subsequent investments to an existing account require a minimum of  $50.

MINIMUM INITIAL INVESTMENTS

INVESTOR SHARES

FAM VALUE

FAM EQUITY-INCOME

FAM SMALL CAP

FUND

FUND

FUND

To open a new account

$500

$500

$5000

To open a new retirement account IRA, Roth IRA, SEP,

SIMPLE IRA, 403(b)(7), Coverdell ESA or Individual (k)

$100

$100

$2000

To open a Uniform Transfer to Minors (UTMA) or

Uniform Gift to Minors (UGMA)

$500

$500

$5000

To open a new account through our Automatic

$500

$500

$2000

Investment Program*

*FAM’s Automatic Investment Plan requires the systematic addition of at least $50 per month.

Converting from Investor Shares to Institutional Shares

In addition to the Investor Shares described in this Prospectus, the Funds also offer Institutional Shares which are offered in a different Prospectus and which have an investment minimum of $1,000,000.  For any Fund, if the current market value of your account in Investor Shares is at least $1,000,000, you may elect to convert that account from Investor Shares to Institutional Shares of the same Fund on the basis of relative NAVs.  Converting from Investor Shares to Institutional Shares may not be available at certain financial intermediaries, or there may be additional costs associated with this exchange as charged by your financial intermediary.  Because the NAV per share of the Institutional Shares may be higher or lower than that of the Investor Shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or less Institutional Shares than the number of Investor Shares converted.  You may convert from Investor Shares to Institutional Shares by calling us at (800) 932-3271 or by contacting your financial intermediary if you hold your investment in the Fund through a financial intermediary.

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If the current market value of your Institutional Shares account declines to less than $1,000,000 due to a redemption or exchange, we may convert your Institutional Shares into Investor Shares of the same  Fund  on  the  basis  of  relative  NAVs.    Although  the  total  dollar  value  will  be  the  same,  a shareholder  may  receive  more  or  less  Investor  Shares  than  the  number  of  Institutional  Shares converted. A conversion from Investor Shares to Institutional Shares of the same Fund, or from Institutional Shares to Investor Shares of the same Fund, pursuant to the preceding paragraphs, should generally not be a taxable exchange for Federal income tax purposes.

Automatic Investment Plan

FAM Funds offers an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge  to  shareholders  for  this  service,  a  charge  of  $10.00  may  be  deducted  from  a  shareholder’s Fund  account  in  case  of  returned  items.  NOTE:  Individual  Retirement  Account  (IRA)  contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the Fund.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM  must  have  receipt  of  a  wire  transfer  no  later  than  4:00  p.m.  Eastern  Time  in  order  for  the purchase to be made that same business day.

W I R E   I N S T R U C T I O N S

ABA 042 000 013

US Bank

DDA 821601499

FAM Funds

For Further Credit (shareholder name, account number and Fund name)

If you wish to wire funds to an existing account, please use the same instructions listed above.

IRA and Retirement Accounts

An  individual  having  earned  income  and  her  or  his  spouse  may  each  have  one  or  more  IRAs,  the number  and  amounts  limited  only  by  the  maximum  allowed  contribution  per  year.  Existing  IRA accounts may be rolled over or transferred at any time into a new IRA, which may be invested in Fund shares. U.S. Bank is empowered and agrees to act as custodian of shares purchased.

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Monies deposited into an IRA may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE IRAs, 403(b)(7) Plans, Coverdell ESAs   and Individual 401(k) Plans are available by calling FAM Funds at (800) 932-3271. There is no annual  maintenance  fee.  Investors  are  urged  to  consult  with  a  tax  advisor  in  connection  with  the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged  by  the  investor’s  own  tax  specialists  who  would  assist  and  oversee  all  plan  compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans,  it  neither  offers  nor  possesses  the  necessary  professional  skills  or  knowledge  regarding  the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional  counsel  be  retained  by  the  investor  before  investing  such  monies  in  shares  of  FAM Funds.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP Account, SIMPLE  IRA,  403(b)(7)  Plan,  Coverdell  ESA  or  Individual  401(k)  Plan  to  another  custodian  or  in  the event of a mandatory distribution.

Purchases Through Selected Dealers

Certain  Selected  Dealers  may  affect  transactions  of  the  FAM  Funds.  FAM  may  accept  orders  from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their  services  at  either  the  time  of  purchase  or  the  time  of  redemption.  Such  charges  may  vary amongst broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM or  the  Advisor.  The  Advisor  may  make  payments  to  such  companies  out  of  its  own  resources  to compensate these companies for certain shareholder administrative services provided in connection with  the  Funds.  Shareholders  who  wish  to transact  through  a  broker-dealer  should  contact  FAM  at(800) 932-3271 for further information.

Shareholder Administrative Servicing Arrangements

The  Funds  have  adopted  a  Shareholder  Administrative  Services  Plan  for  Investor  Shares  (the “Shareholder  Services  Plan”)  under  which  the  Investor  Shares  of  each  Fund  may  pay  shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers,  trust  companies  and  other  similar  types  of  financial  intermediaries  (collectively, “Service  Organizations”),  for  providing,  or  arranging  for  the  provision  of,  certain  types  of  shareholder  administrative  services  to  Investor  Class  shareholders  serviced  by  the  Advisor,  affiliates  of the  Advisor  or  the  Service  Organization.   The  types  of  services  which  may  be  compensated  for  under  the  terms  of  the  Shareholder  Services  Plan  include  various  types  of  shareholder  administrative  support  services  such  as  assisting  shareholders  with  their  fund  accounts  and  records,  their fund purchase and redemption orders and other similar types of non-distribution related services involving  the  administrative  servicing  of  shareholder  accounts.   Pursuant  to  the  Shareholder  Services  Plan,  the  Investor  Shares  of  the  Funds  may  pay  shareholder  administrative  servicing  fees  of up to 0.25% of the average daily net assets of the Investor Shares of each respective Fund.

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Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the  Funds  (“revenue  sharing”).   This  compensation  is  generally  made  to  those  intermediaries  that provide  shareholder  servicing,  marketing  support,  broker  education,  and/or  access  to  sales  meetings,  sales  representatives  and  management  representatives  of  the  intermediary.   Compensation may  also  be  paid  to  intermediaries  for  inclusion  of  the  Funds  on  a  sales  list,  including  a  preferred or select sales list, mutual fund “supermarket” platforms and other formal sales programs, or as an expense  reimbursement  in  cases  where  the  intermediary  provides  shareholder  services  to  shareholders  of  the  Funds.   Revenue  sharing  payments  are  in  addition  to  any  distribution  or  servicing fees  payable  under  a  Rule  12b-1  or  service  plan  of  the  Funds  or  any  record  keeping  or  sub-transfer agency fees payable by the Funds.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY 12043. For further information on redemption requests call FAM Shareholder Services at (800) 932-3271. FAM offers no telephone redemptions.

Definition of Good Order

Good order means that the written redemption request must include the following:

1.    The Fund account number, name, and Social Security or Tax I.D. number.

2.    The amount of the transaction (specified in dollars or shares).

3.    Signatures of all owners exactly as they are registered on the account.

4.    Signature guarantees are required if: the value of shares being redeemed exceeds $50,000; payment is to be sent to an address other than the address of record; payment is to be made payable to  a  payee  other  than  the  shareholder;  there  has  been  an  address  change  in  the  last  30  days. Shareholder  bank  accounts,  when  accompanied  by  a  voided  check,  shall  constitute  the  address of record for this signature guarantee requirement.

5.    Other  supporting  legal  documentation  that  might  be  required,  in  the  case  of  retirement  plans, corporations, trusts, estates and certain other accounts.

Shareholders  requesting  redemption  proceeds  to  be  wired  from  FAM  will  incur  a  $10  wire  fee  for domestic wires. Shareholders may also elect to have their proceeds sent by ACH (Automatic Clearing House) directly to their bank account, there is no fee for this.

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Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated.  Such  shares  will  be  redeemed  by  FAM  at  the  next  such  calculation  after  such  redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is  restricted  for  any  reason,  or  in  the  event  of  any  emergency  circumstances  as  determined  by  the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For  our  mutual  protection,  signature  guarantees  may  be  required  on  certain  written  transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from “eligible guarantor institutions.”

Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have  minimum  net  capital  of  $100,000;  (4)  institutions  that  participate  in  the  Securities  Transfer Agent Medallion Program (“STAMP”) or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

•     the value of shares being redeemed exceeds $50,000 per fund

•     payment is requested payable to a payee other than the shareholder of record

•     payment is to be sent to an address other than the address of record

•     an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

2. Transferring of Ownership and/or Account Name Changes

Systematic Withdrawal Plan

For  your  convenience  you  may  elect  to  have  automatic  periodic  redemptions  from  your  account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.

Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

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A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Dividend  and  capital  gain  distributions  are  reinvested  in  additional  Fund  shares  in  your  account, unless  you  select  another  option  on  your  account  application  form.  Investors  who  want  dividends and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange  this  by  making  a  request  to  FAM.  The  request  must  be  in  written  form  acceptable  to  FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution,  or  on  the  Account  Application,  all  dividends  and  other  distributions  will  be  reinvested  automatically in additional shares of the Funds. Capital gains, if any, will be distributed in December.

The  value  of  your  shares  will  be  reduced  by  the  amount  of  dividends  and/or  capital  gains.  If  you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Tax Information

The  maximum  tax  rate  for  individual  taxpayers  applicable  to  long-term  capital  gains  and  income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending  on  whether  the  individual’s  income  exceeds  certain  threshold  amounts.   These  rate  reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to  any  distributions  of  qualifying  dividends  in  order  to  obtain  the  benefit  of  the  lower  tax  rate.

Distributions  of  earnings  from  non-qualifying  dividends,  interest  income,  other  types  of  ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at  your  long-term  capital  gains  rate,  regardless  of  how  long  you  have  held  your  Fund  shares.  An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange  may  be  subject  to  federal  and  state  taxes.  Dividends  generally  are  taxable  in  the  year  in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital  gain  distributions  received  from  a  Fund  and  net  gains  from  redemptions  or  other  taxable dispositions  of  Fund  shares)  of  U.S.  individuals,  estates  and  trusts  to  the  extent  that  such  person’s “modified  adjusted  gross  income”  (in  the  case  of  an  individual)  or  “adjusted  gross  income”  (in  the case of an estate or trust) exceeds certain threshold amounts.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

You will be notified by February 15th each year, through our “Supplementary Tax Information” flyer, about the federal tax status of distributions made the previous year.

The Funds are required to withhold Federal income tax at the Federal back withholding rate on taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided  the  Funds  with  their  certified  taxpayer  identification  number  in  compliance  with  IRS  rules.

23

To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

This tax discussion is meant only as a general summary. Because everyone’s tax situation is unique, you  should  consult  your  tax  professional  about  particular  consequences  to  you  of  investing  in  the Funds.

FAM  Funds  reports  cost  basis  for  all  covered  shares  to  both  you  and  the  IRS.   When  filing  your  tax return  you  will  be  required  to  use  the  cost  basis  reported  on  your  Form  1099-B  for  your  covered shares.  FAM Funds has chosen the Average Cost method as its default cost account method.

Frequent Trading Policy.  The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive  short-term  trading  activity  by  shareholders  of  a  Fund  may  be  detrimental  to  long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

 Disclosure of Fund Portfolio Holdings.  On a quarterly basis, the Funds disclose on their website, www. famfunds.com,  each  Fund’s  entire  portfolio  holdings  and  certain  additional  information  regarding their portfolios (e.g., Top Ten holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the  website  until  the  next  quarter’s  information  is  made  publicly  available.  A  complete  list  of  each Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds’ policies and procedures with respect to the disclosure  of  the  Funds’  portfolio  securities  is  provided  in  the  Statement  of  Additional  Information (SAI).

24

The financial highlights provide information about each Fund’s financial history and are expressed in one share outstanding throughout  each  fiscal  period.  Each  table  is  part  of  the Fund's Financial statements which are included in its annual report and are incorporated herein by reference from the  Statement  of  Additional  Information,  which  is  available  upon  request.  The  total  returns  in  the table  represent  the  rate  that  an  Investor  Class  shareholder  would  have  earned  or  lost  on  an  investment in the Fund, assuming reinvestment of all dividends and capital gains.  This information, other than the information for the six months ended June 30, 2015, has been audited by __________the Funds' independent registered public accounting firm, whose report on the Funds' financial statements is included in the Funds' annual report which is available upon request.

FAM Value Fund

Years Ended December 31,

Six Months

Per share information

Ended

June 30, 2015

(For a share outstanding throughout each

period)

(Unaudited)

2014

2013

2012

2011

2010

Net asset value, beginning of period

$66.58

$61.81

$48.88

$45.15

$45.34

$39.32

Income/Loss from investment operations:

Net investment income/(loss)†

(0.06)

(0.16)

(0.18)

0.06

(0.04)

0.09

Net realized and unrealized

gain/(loss) on investments

0.73

8.47

16.28

5.07

(0.15)

6.61

Total from investment operations

0.67

8.31

16.10

5.13

(0.19)

6.70

Less distributions:

Dividends from net investment income

—

—

—

(0.07)

—*

(0.09)

Distributions from net realized gains

—

(3.54)

(3.16)

(1.32)

—*

(0.59)

Return of capital

—

—

(0.01)

(0.01)

—

—

Total distributions

—

(3.54)

(3.17)

(1.40)

—*

(0.68)

Change in net asset value for the period

0.67

4.77

12.93

3.73

(0.19)

6.02

Net asset value, end of period

$67.25

$66.58

$61.81

$48.88

$45.15

$45.34

Total Return

1.01%**

13.41%

32.96%

11.39%

(0.41)%

17.02%

Ratios/supplemental data

Net assets, end of period (000)

$995,476

$995,235

$941,765

$731,983

$698,546     nbsp;  $737,211

Ratios to average net assets of:

Expenses

1.16%***

1.18%

1.19%

1.21%

1.22%

1.23%

Net investment income/(loss)

(0.16)%***

(0.25)%

(0.24)%

0.13%

(0.10)%

0.21%

Portfolio turnover rate

3.61%**

6.08%

8.38%

4.41%

7.78%

5.08%

† Based on average shares outstanding.

* Per share amount is less than $0.005.

** Not Annualized

*** Annualized

25

FAM Equity-Income Fund

Years Ended December 31,

Six Months

Per share information

Ended

(For a share outstanding throughout each

June 30, 2015

2014

2013

2012

2011

2010

period)

(Unaudited)

Net asset value, beginning of period

$25.53

$24.77

$20.08

$19.39

$18.43

$16.02

Income/Loss from investment operations:

Net investment income†

0.14

0.19

0.17

0.24

0.29

0.36

Net realized and unrealized

gain on investments

0.04

1.75

5.79

1.88

0.95

2.41

Total from investment operations

0.18

1.94

5.96

2.12

1.24

2.77

Less distributions:

Dividends from net investment income

(0.13)

(0.19)

(0.18)

(0.26)

(0.28)

(0.36)

Distributions from net realized gains

—

(0.85)

(1.03)

(1.14)

—

—

Return of capital

—

(0.14)

(0.06)

(0.03)

—

—

Total distributions

(0.13)

(1.18)

(1.27)

(1.43)

(0.28)

(0.36)

Change in net asset value for the period

0.05

0.76

4.69

0.69

0.96

2.41

Net asset value, end of period

$25.58

$25.53

$24.77

$20.08

$19.39

$18.43

Total Return

0.68%**

7.85%

29.79%

11.02%

6.79%

17.47%

Ratios/supplemental data

Net assets, end of period (000)

$152,796

$161,521

$146,568

$112,940

$125,832

$85,824

Ratios to average net assets of:

Before waivers:

Expenses

1.23%***

1.26%

1.29%

1.31%

1.40%

1.41%

Net investment income

1.12%***

0.76%

0.71%

1.17%

1.57%

2.10%

After waivers:

Expenses

1.23%***

1.26%

1.29%

1.31%

1.40%

1.40%

Net investment income

1.12%***

0.76%

0.71%

1.17%

1.57%

2.11%

Portfolio turnover rate

2.41%**

10.73%

10.33%

43.0%

17.96%

13.38%

  † Based on average shares outstanding.

   ** Not Annualized

*** Annualized

26

FAM Small Cap Fund

Six Months

For the Period

Ended

Ended

Per share information

June 30, 2015

2014

2013

December 31, 2012*

(For a share outstanding throughout each period)

(Unaudited)

Net asset value, beginning of period

$15.32

$14.77

$11.03

$10.00

Income/Loss from investment operations:

Net investment income/(loss)†(a)

0.00

(0.01)

0.04

(0.04)

Net realized and unrealized gain on

0.49

0.83

4.43

1.07

investments

Total from investment operations

0.49

0.82

4.47

1.03

Less distributions:

Dividends from net investment income

—

—

(0.03)

—

Distributions from net realized gains

—

(0.18)

(0.70)

—

Return of capital

—

(0.09)

(0.00)(a)

—

Total distributions

—

(0.27)

(0.73)

—

Change in net asset value for the period

0.49

0.55

3.74

1.03

Net asset value, end of period

$15.81

$15.32

$14.77

$11.03

Total Return

3.20%**

5.58%

40.49%

10.30%**

Ratios/supplemental data

Net assets, end of period (000)

$77,725

$66,905

$42,674

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

1.34%***

1.42%

1.57%

2.79%***

Net investment income/(loss)

(0.04)%***

(0.09)%

0.05%

(1.89)%***

After waivers:

Expenses

1.34%***

1.42%

1.35%

1.46%***

Net investment income/(loss)

(0.04)%***

(0.09)%

0.27%

(0.56)%***

Portfolio turnover rate

11.26%**

13.40%

19.65%

7.59%**

   † Based on average shares outstanding.

    * Small Cap Fund inception 3/1/12

 ** Not Annualized

*** Annualized

  (a) Amount is less than $0.01 per share.

27

If you would like additional information about the Funds, would like to obtain additional copies of the Funds’ Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about any of the Funds, free reports on the Funds are available upon request and inquiries may be directed to:

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, NY 12043

(800) 932-3271

www.famfunds.com

Shareholder Reports

Each Fund’s Annual Report and Semi-Annual Report contains additional information about the Fund’s investments.  The  Fund’s  Annual  Report  contains  a  discussion  of  the  market  conditions  and  investment  strategies  that Both  the  Annual  Report  and  the  Semi-Annual  Report  also  contain  Fund  performance  information,significantly  affected  the  performance  of  the  Fund  during  the  last  fiscal  year. financial statements and portfolio holdings information.

Statement of Additional Information

The SAI for Investor Shares contains more comprehensive information on the Funds and the Investor

Shares of the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC’s public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission

Washington, DC 20549-0102

(202) 551-8090 or (800) SEC-0330

www.sec.gov

Investment Company

Act File No. 811-4750

28

THE  INFORMATION  IN  THIS  STATEMENT  OF ADDITIONAL  INFORMATION  IS  NOT  COMPLETE

AND  MAY BE  CHANGED.   WE  MAY NOT SELL THESE  SECURITIES  UNTIL THE  REGISTRATION

STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS

STATEMENT  OF  ADDITIONAL  INFORMATION  IS  NOT AN  OFFER  TO  SELL THESE  SECURITIES

AND  IS  NOT  SOLICITING  AN  OFFER  TO  BUY  THESE  SECURITIES  IN  ANY  STATE  WHERE  THE

OFFER OR SALE IS NOT PERMITTED.

Subject to Completion

Dated:  October 23, 2015

STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

FAMVX

FAM EQUITY-INCOME FUND

FAMEX

FAM SMALL CAP FUND

FAMFX

Investor Shares

Dated:  January 1, 2016

_______________________________________

384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.famfunds.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM FUNDS currently offer three open-end mutual funds, FAM Value Fund, FAM Equity-Income Fund and

FAM Small Cap Fund.  Each of the funds is a separate investment series of Fenimore Asset Management Trust (the

“Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the

Prospectus for the Investor Shares of the Funds dated the same date.  A copy may be obtained without charge from the

Funds by calling or writing the address and telephone number noted above.  The financial statements for the Funds are incorporated by reference into this Statement of Additional Information in their entirety.

Investment Objective and Policies

Additional Investment Techniques and Related Risks

2

Investment Restrictions

3

History and  Background of Investment Advisor

4

Business Management Services

5

Shareholder Administrative Services

6

Expense Limitation Arrangements

6

  Board of Trustees and Officers

8

Proxy Voting

14

Control Persons and Principal Security Holders

15

Principal Underwriter

16

Other Service Providers

16

Information About the Trust

16

Brokerage Allocations

16

Net Asset Value Calculation

17

Performance Information

17

Financial Statements

19

Certain Federal Income Tax Considerations

19

Tax Status of the Funds

19

Funds Investments

20

Distributions

20

Dispositions

21

Foreign Shareholders

21

Disclosure of Fund Portfolio Holdings

22

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY   12043

INVESTMENT OBJECTIVE AND POLICIES

FAM Value Fund has an investment objective to maximize long-term return on capital. FAM Equity-Income Fund has an investment objective of providing current income as well as long-term capital appreciation by investing primar-

ily (at least 80% of its total assets) in income-producing equity securities that pay dividends.  FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.  The Small Cap Fund is a non-diversified fund.

Normally, the Funds’ investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Fenimore” or “FAM”), can no

longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for pur-

chase.  Generally, under normal market conditions, the Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

The Funds may also invest in shares of other investment companies, including ETFs, to the extent permitted by the

Investment Company Act of 1940, as amended (the “1940 Act”).  Investments in other investment companies may involve duplication of certain fees and expenses.  By investing in other investment companies, a Fund becomes the shareholder of that company.  As a result, Fund shareholders indirectly bear their proportionate share of the other in-

vestment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company.

These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations.  If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole,

based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s abil-

ity prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company,

conversations with security analysts who actively follow the company for investment brokerage firms. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be suc-

cessful in achieving its investment objectives for the Funds.

It is FAM’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon.

Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determi-

nation, feels that the recognition of true business worth has not yet been attained in the stock’s current market quota-

tion. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

1

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objec-

tives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discon-

tinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objec-

tives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax

Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of

FAM Funds for these reasons.

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as de-

scribed in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of each Fund’s principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to bor-

row, the volatility of the Funds’ net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collat-

eral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the

Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transac-

tions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateral-

2

ized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibil-

ity that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

CYBER SECURITY RELATED RISKS

With the increasing use of the Internet and technology in connection with the Funds’ operations, the Funds are suscep-

tible  to  greater  operational  and  information  security  risks  through  breaches  in  cyber  security.   Cyber  security  breach-

es  include,  without  limitation,  infection  by  computer  viruses  and  gaining  unauthorized  access  to  the  Funds’ systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data,

or causing operations to be disrupted.   Cyber security breaches may also occur in a manner that does not require gain-

ing  unauthorized  access,  such  as  denial-of-service  attacks  or  situations  where  authorized  individuals  intentionally  or

unintentionally  release  confidential  information  stored  on  the  Funds’  systems.   A  cyber  security  breach  may  cause

disruptions  and  impact  the  Funds’ business  operations,  which  could  potentially  result  in  financial  losses,  inability  to determine a Fund’s NAV, violation of applicable law, regulatory penalties and/or fines, compliance and other costs.  The

Funds and their shareholders could be negatively impacted as a result.  In addition, because the Funds work closely with third-party service providers (e.g., the custodian), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches.  Further, indirect cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact Fund shareholders.

While the Funds have established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of

1940. Accordingly, no FAM Fund will:

(A)

Invest in the purchase and sale of real estate.

(B)

Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)

Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)

Maintain  margin  accounts,  will  not  purchase  its  investments  on  credit  or  margin,  and  will  not  leverage  its investments, except for normal transaction obligations during settlement periods.

(E)

Underwrite  or  deal  in  offerings  of  securities  of  other  issuers  as  a  sponsor  or  underwriter  in  any  way.  (Note:

The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

3

(F)       Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.  For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)

Issue  senior  securities,  except  to  the  extent  permitted  by  the  Investment  Company Act  of  1940,  by  SEC  ex-

emptive order, or by the Commission.

(H)

Invest  more  than  25%  of  its  assets  valued  at  the  time  of  purchase  in  any  one  industry  or  similar  groups  of industries, except U.S. government securities.

FAM Value Fund and FAM Equity Income Fund will not:

(A)

Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of pur-

chase. This restriction shall not be applicable for investments in U.S. government or agency securities.

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc.  The company is a New York cor-

poration registered under the Investment Advisers Act of 1940 with the Securities and Exchange Commis-

sion.  Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a Trustee of the Funds.  Fenimore was incorporated November 20, 1974, and has been continu-

ously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans,

corporations, and non-profit organizations generally located in the service area that includes the continental

U.S.  Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore’s investment man-

agement and research activities. Mr. Putnam completed his undergraduate studies at the University of Roch-

ester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968.

John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as an Investment Research

Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income Fund, is also employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment research activities since

1991. Marc D. Roberts, CFA, co-manager of the FAM Small Cap Fund, is employed by Fenimore as an

Investment Research Analyst.  He has been actively involved in investment and portfolio management and research activites since 2007.  Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is  Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past

5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are,

4

thus, selling at a deep discount to the perceived future potential value of the company; and (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Feni-

more, as investment advisor to the Funds, renders such services under contract that provides for payment to

Fenimore of a fee, calculated daily and paid monthly, effective as of January 1, 2016, at the rate of 0.90%

per annum of each Funds’ net assets (prior to January 1, 2016, this fee was at the rate of 1.00% per annum or each Funds’ net assets).  This contract is subject to the approval annually by the Funds’ Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2014

DECEMBER 31, 2013

DECEMBER 31, 2012

$9,352,685

$8,531,701

$7,394,978

With respect to FAM Equity-Income Fund, the total investment advisory fees paid by FAM Equity-Income

Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2014

DECEMBER 31, 2013

DECEMBER 31, 2012

$1,521,983

$1,315,587

$1,355,510

With respect to FAM Small Cap Fund, the total investment advisory fees paid by FAM Small Cap Fund to

Fenimore during the last three fiscal years (before and after waivers) is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2014

DECEMBER 31, 2013

DECEMBER 31, 2012

$560,615 (no waivers)

$271,734 (before waivers)

$104,225 (before waivers)

$212,394 (after waivers)

$

0 (after waivers)

Each Fund is responsible for the costs of its own operation which include the fees of independent accoun-

tants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses.  Expenses of “Interested Trustees” shall always remain the responsibility of the investment advisor.  All employees of the investment advisor who perform duties for the Funds shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automati-

cally terminated.

BUSINESS MANAGEMENT SERVICES

Effective as of January 1, 2016, Fenimore also provides certain business management services to the Funds,

including the monitoring of the Funds’ relationships with third-party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust.  For these services, Fenimore is entitled to receive a fee from each Fund at a rate of 0.03% of the Fund’s average daily net assets.  Prior to

January 1, 2016, these services were provided by an affiliate of the Advisor.

5

SHAREHOLDER ADMINISTRATIVE SERVICES

Effective as of January 1, 2016, the Funds have adopted a Shareholder Administrative Services Plan for

Investor Shares (the “Shareholder Services Plan”) under which the Investor Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Ser-

vice Organizations”), for providing, or arranging for the provision of, certain types of shareholder adminis-

trative services to Investor Class shareholders serviced by the Advisor, affiliates of the Advisor or the Ser-

vice Organization.  Such services may include, but are not limited to: (i) assisting the Funds in providing or arranging for the provision of shareholder servicing or sub-transfer agency services to Investor Class share-

holders of each of the Funds and assisting in establishing and maintaining shareholder accounts and records for Investor Class shareholders; (ii) aggregating and processing purchase and redemption orders for Investor

Class shareholders; (iii) providing Investor Class shareholders with statements showing their positions in the

Funds; (iv) processing dividend payments for Investor Class shareholders; (v) providing or arranging for the provision of sub-accounting services in connection with Investor Class Shares of the Funds; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to Investor Class shareholders of the Funds; (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Investor Class Shares of the Funds;  (viii) answering inquiries from Inves-

tor Class shareholders of a general nature regarding the Funds; (ix) assisting Investor Class shareholders in changing account options, account designations, and account addresses; (x) crediting distributions from the

Funds to Investor Class shareholder accounts; and (xi) providing such other non-distribution related share-

holder administrative services as may be reasonably requested and which are deemed necessary and ben-

eficial to Investor Class shareholders of the Funds.  Pursuant to the Shareholder Services Plan, the Investor

Shares of the Funds may pay shareholder administrative servicing fees of up to 0.25% of the average daily net assets of the Investor Shares of each respective Fund. Because the Shareholder Services Plan was not in

effect for periods prior to January 1, 2016, information regarding the fees paid pursuant to the Shareholder

Services Plan are not yet required to be presented.

EXPENSE LIMITATION ARRANGEMENTS

Effective as of January 1, 2016, pursuant to an Expense Limitation Agreement entered into between Feni-

more and the Trust, on behalf of each Fund, Fenimore has contractually agreed, until May 1, 2017, to waive fees and/or reimburse each of the Funds certain expenses (excluding interest, taxes, brokerage costs, Ac-

quired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses of the Investor Shares of the Funds, as follows: 1.18% for FAM Val-

ue Fund, 1.26% for FAM Equity Income Fund and 1.42% for FAM Small Cap Fund.  Each Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation

Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Investor

Shares of the Fund to exceed the applicable limit and the repayment is made within three years after the year in which the Advisor incurred the expense.  This Expense Limitation Agreement may only be amended by the Board of Trustees.  As of January 1, 2016, no amounts available for recoupment by the Advisor were yet available.

6

Thomas O. Putnam and Paul C. Hogan are co-managers of the FAM Equity-Income Fund.  Thomas O. Put-

nam and John D. Fox are co-managers of the FAM Value Fund. Thomas O. Putnam and Marc D. Roberts are

co-managers of the FAM Small Cap Fund.  The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2014:

Other

Registered

Other Pooled

Investment      Assets

Investment

Assets

Assets

Total Assets

Portfolio

Company

managed

Vehicle

Managed

Other

Managed

Managed*

Manager

Accounts

($ millions)

Accounts

($ millions)

Accounts     ($ millions)

($ millions)

Thomas O. Putnam     None

$0

1

$31.8

0

$0

$31.8

Paul C. Hogan

None

$0

1

$31.8

0

$0

$31.8

John D. Fox

None

$0

1

$31.8

1

$.8

$32.6

Marc D. Roberts

None

$0

1

$31.8

0

$0

$31.8

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective man-

ager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients.

While the managers do not manage other registered investment companies, they do manage separate ac-

counts (i.e., accounts managed on behalf of individuals for public or private institutions).  Portfolio man-

agers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and atten-

tion to the management of each account.  Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  The Adviser seeks to man-

age competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a par-

ticular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Adviser, the incen-

tives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggre-

gating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be al-

located to all participating client accounts in a fair and equitable manner.

7

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation poli-

cies and procedures, which it believes address the conflicts associated with managing multiple accounts for mul-

tiple clients.  The Adviser monitors a variety of areas, including compliance with account investment guidelines,

the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm.  Each port-

folio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period.  The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they man-

age as of December 31, 2014 is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager

FAM Equity-Income Fund

FAM Value Fund

FAM Small Cap Fund

Thomas O. Putnam

Over $1,000,000

Over $1,000,000

Over $1,000,000

Paul C. Hogan

$500,001 - $1,000,000

Over $1,000,000

$100,001 - $500,000

John D. Fox

$100,001 - $500,000

Over $1,000,000

$100,001 - $500,000

Marc D. Roberts

$50,001 - $100,000

$50,001 - $100,000

$10,001 - $50,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day opera-

tions of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended

December 31, 2014, the Board met five times.

Board Leadership Structure.  Mr. John McCormack, who is an Independent Trustee, serves as the Chairman of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the

Board, management and legal counsel to the Funds.  The Chairman may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Dec-

laration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  The Board has designated a number of standing committees, as further discussed below,

each of which has a Chairman.  The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsi-

bilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications.  There are no specific required qualifications for Board membership.  The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills.  In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

8

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Fred “Chico” Lager – As the former President and Chief Executive Officer of a publicly traded company,

Mr. Lager has extensive experience and background in corporate and financial matters and has been des-

ignated as one of the four financial experts on the Trust’s Audit Committee.  He also has experience as a director of several public and privately held companies.  In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

John McCormack – As a former executive with a large financial services, retirement planning and insur-

ance organization for which he oversaw the development and operation of a family of mutual funds, Mr.

McCormack has extensive experience and background with the management and operation of mutual funds and their service providers.  In addition, he also has had long-standing service as a member of the Board of

Trustees.

Barbara Weidlich – As the former president of the National Investment Company Service Association

(“NICSA”), the trade association serving the operations sector of the mutual fund industry, and a former ex-

ecutive with a fund services company, Ms. Weidlich has extensive experience and background dealing with the management and operation of investment companies and their service providers.  In addition, she also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. Mc-

Coy has extensive experience and background in the auditing of operating companies and in business and financial matters.  Mr. McCoy  has also been designated as one of the four financial experts on the Trust’s

Audit Committee, of which he is the Chairman.  In addition, he also has had long-standing service as a member of the Board of Trustees.

Paul Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an au-

ditor and business advisor to mutual funds and related service companies, as well as, other financial services companies.  Mr. Keller has also been designated as one of the four financial experts on the Trust’s Audit

Committee.

Donald J. Boteler - As former executive with the Investment Company Institute, the trade association for the investment company industry, Mr. Boteler has extensive experience and background in operations, account-

ing, compliance, and continuing education while working with investment companies.  Mr. Boteler has also been designated as one of the four financial experts on the Trust’s Audit Committee.  Mr. Boteler joined the

Board of Trustees in 2012.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with

Fenimore Asset Management, Inc., the investment adviser to the Funds, Mr. Putnam has extensive experi-

ence and background in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board.  He also has had long-standing service as a Trustee of the Board.

9

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Position(s) Held    Principal

Number of

Other

Name,

With Fund and

Occupation(s)

Portfolios in

Director-

Address, and

Length of Time      During Past

Fund Complex*     ships

Age

Served†

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

INDEPENDENT

TRUSTEES**

Fred “Chico” Lager

Trustee since

Business Consultant;

3

None

384 North Grand St.

1996

Retired President & CEO of

Cobleskill, NY 12043

Ben & Jerry’s Homemade, Inc.

Age:  61

John McCormack

Trustee since

Retired Group President,

3

None

384 North Grand St.

2004

TIAA-Cref Enterprises

Cobleskill, NY 12043

Age:  71

Barbara Weidlich

Trustee since

Retired President, National In-

3

None

384 North Grand St.

2004

vestment Company Service

Cobleskill, NY 12043

Association; Managing Director-

Age:  71

DEXIA BIL Fund Services,

Dublin, Ireland

Kevin J. McCoy, CPA    Trustee since

Principal, Marvin and Company,     3

None

384 North Grand St

March 2007

P.C., certified public accounting

Cobleskill, NY  12043

firm

Age:   63

Paul Keller, CPA

Trustee since

Retired Partner,

3

None

384 North Grand St

August 2010

PricewaterhouseCoopers, LLP

Cobleskill, NY  12043

Age:  61

Donald J. Boteler

Trustee since

Retired Vice President of Opera-     3

Parnasus

384 North Grand St

August 2012

tions & Continuing Education,

Funds and

Cobleskill, NY  12043

Investment Company Institute

Parnasus In-

Age:  67

come Funds

10

INTERESTED

Position(s) Held      Principal

Number of

Other

TRUSTEES &

With Fund and

Occupation(s)

Portfolios in

Director-

OFFICERS

Length of Time

During Past

Fund Complex*   ships

Served†

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

Thomas O. Putnam***      President

Chairman,

3

None

384 North Grand St.

Since 1986;

Fenimore Asset Management

Cobleskill, NY 12043

Chairman from

Age:  71

1986-

November 2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.

Treasurer since

Fenimore Asset Management

Cobleskill, NY  12043

2000

Age:  62

Charles Richter, Esq.

Chief Compli-

March 2005 to Present,

N/A

N/A

384 North Grand St.

ance Officer and     Chief Compliance Officer,

Cobleskill, NY 12043

Anti-Money

Fenimore Asset Manage-

Age:  59

Laundering

ment Trust.  November 2004

Compliance

to Present, Chief Compli-

Officer since

ance Officer, Fenimore Asset

2005

Management, Inc., Fenimore

Securities, Inc.

†

Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

*

“Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund.

**

The “Independent Trustees” are those Trustees that are not considered “interested persons” of the

Trust, as that term is defined in the 1940 Act.

***      Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment adviser, is considered an “interested person” of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee,

and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Inde-

pendent Trustees, is composed of Messrs. Boteler, Keller, Lager, McCormack, McCoy and Ms. Weidlich.

The Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit pro-

cedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent regis-

tered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2014, the

Audit Committee met twice.

11

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs.

Boteler, Keller, Lager, McCormack, McCoy and Ms. Weidlich.  The Nominating and Corporate Governance

Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s invest-

ment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recom-

mends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance proce-

dures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders.  For the fiscal year ended December 31,

2014, the Committee did not convene any meetings.

The Valuation Committee is composed of the Independent Trustees, Messrs. Boteler, Keller, Lager, McCor-

mack, McCoy and Ms. Weidlich.  The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures.  The Valuation Committee meets on an as-needed basis to consider valu-

ation matters submitted for their review.  For the fiscal year ended December 31, 2014, the Committee did not convene any meetings.

For the fiscal year ended December 31, 2014, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

Aggregate Dollar Range

of Equity Securities in All

Dollar Range of

Funds Overseen by Trustee

Name of Trustee

Fund Name

Equity Securities in      in Family of Investment

the Fund

Companies

INDEPENDENT

TRUSTEES

Fred “Chico” Lager      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$10,001 - 50,000

John J. McCormack     FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$10,001 - 50,000

Barbara V. Weidlich     FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$50,001-100,000

Kevin J. McCoy

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$50,001 - 100,000

Paul Keller

FAM Value Fund

$50,001 - 100,000

Over $100,000

FAM Equity-Income Fund    $50,001 - 100,000

FAM Small Cap Fund

$50,001 - 100,000

Donald J. Boteler

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    $50,001 - 100,000

FAM Small Cap Fund

$50,001 - 100,000

12

INTERESTED

TRUSTEES

Thomas O. Putnam      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

Over $100,000

Except for Thomas O. Putnam, Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding.

Trustees of the Funds not employed by Fenimore receive from the Funds a fee of $1,250 for each Board of

Trustees meeting, $12,000 annual retainer, $500 for each committee meeting, an additional fee of $1,250 for attending offsite Board of Trustee meetings, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.  The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer.  The Chairman of the Audit Committee receives an additional $1,500 annual retainer.  The

$12,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of

Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2014, the Trustees received the following compensation from the

Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds’ investment advisor:

Aggregate

Compensation from

the Funds Accrued as

Est. Annual

Total Compensation from

Part of Fund

Pension or

Benefits upon

Registrant and Fund

Name of Trustee

Expenses

Retirement Benefits

Retirement

Complex Paid to Trustees

Thomas O. Putnam

$0

$0

$0

$0

Donald J. Boteler

$19,750

$0

$0

$19,750

Paul Keller

$19,750

$0

$0

$19,750

Fred “Chico” Lager

$19,750

$0

$0

$19,750

John J. McCormack      $24,250

$0

$0

$24,250

Kevin J. McCoy

$21,250

$0

$0

$21,250

Barbara V. Weidlich      $19,750

$0

$0

$19,750

Board Oversight of Risk Management.  The Funds are subject to various risks including, among others,

investment, financial, compliance, valuation and operational risks.  Day-to-day risk management functions are included within the responsibilities of the Adviser and other service providers who carry out the Funds’

investment management and business affairs.  The Adviser and other service providers each have their own,

independent interest in risk management, and their policies and procedures for carrying out risk manage-

ment functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee.  Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Adviser, the Funds’ Chief Com-

pliance Officer (“CCO”) and from legal counsel.  The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust.  In this role, the CCO reports directly to the

Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory requirements. The CCO also regularly provides the Board with updates on the application of the Funds’ com

13

pliance policies and procedures and how these procedures are designed to mitigate risk.  In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor.  Fenimore has adopted Proxy Voting Policies and procedures (“Proxy

Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.  The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a com-

pany), Fenimore will generally vote in the manner recommended by management.  Non-routine proposals

(such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis.  An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted.  With respect to all non-routine propos-

als and shareholder proposals, if a decision is made to consider voting in a manner other than that recom-

mended by management, the analyst/portfolio manager will make a recommendation to a committee com-

prised of all investment analysts and portfolio managers (the “Proxy Voting Committee”) as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) dis-

close such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii)  vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve-

month period ended June 30th is filed with the SEC on Form N-PX.  This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at http://www.famfunds.com, and (3) on the SEC’s website at

http://www.sec.gov.

14

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of December   , 2015, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding Institutional Shares of the Funds, as indicated:

NAME OF FUND

NAME AND ADDRESS OF

CLASS OF SHARES

BENEFICIAL OWNER*

PERCENT OF FUND

FAM Value Fund

%

Investor Shares

%

NAME OF FUND

NAME AND ADDRESS OF

CLASS OF SHARES

BENEFICIAL OWNER*

PERCENT OF FUND

FAM Equity-Income Fund

%

Investor Shares

%

%

NAME OF FUND

NAME AND ADDRESS OF

CLASS OF SHARES

BENEFICIAL OWNER*

PERCENT OF FUND

FAM Small Cap Fund

%

Investor Shares

%

*A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

15

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384

North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Manage-

ment, Inc. and the sole shareholder of Fenimore Securities, Inc.

OTHER SERVICE PROVIDERS

CUSTODIAN.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the

Funds.

SHAREHOLDER SERVICES AGENT AND FUND ACCOUNTING AGENT.  FAM Shareholder Services,

Inc., 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent and fund accounting agent for the Funds.

TRANSFER AGENT.  The Trust is registered as a transfer agent with the U.S. Securities and Exchange

Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  ________, serves as the Funds’ independent registered public accounting firm.

FUND COUNSEL.  Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the

Trust.

INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986.  The

Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series and classes of shares.  The Trust currently consists of the three series of shares, and each series of shares consists of two separate classes of shares: Investor Shares and Institutional Shares.  The shares of each class of a Fund represent an interest in the same portfolio of investments of the individual Fund.  With respect to voting of shares, on certain issues, such as the election of Trustees of the Trust, all shares of the Trust vote together.

Shareholders of a Fund will vote separately on matters that pertain solely to that Fund, such as voting on a proposed change to a fundamental investment limitation that applies to a particular Fund.  Likewise, share-

holders of a separate class of shares will vote separately on matters that pertain solely to that particular share class.  The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s share-

holders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Feni-

more and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2014, 2013,

16

and 2012, respectively, aggregate commissions paid totaled $139,819, $186,114, and $101,250 for FAM

Value Fund. With respect to FAM Equity-Income, for the fiscal years ending December 31, 2014, 2013, and

2012, respectively, the aggregate commissions paid totaled $50,396, $31,155, and $126,273.  With respect to

FAM Small Cap Fund for the fiscal years ended December 31, 2014, 2013 and 2012, aggregate commissions paid totaled $53,144, $39,263 and $32,958. No commissions were paid by any Fund to any affiliated parties.

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily,

less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President’s

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trust-

ees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years

(up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

17

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over peri-

ods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the

Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period,

according to the following formula:

Yield = 2[(a-b+1)6-1]

--

cd

Where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the

Russell Midcap Index, Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Indus-

trial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general;

(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

18

Performance information for the Funds reflect only the performance of a hypothetical investment in the

Funds during the particular time period on which the calculation is based.  Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a repre-

sentation of what may be achieved in the future.

FINANCIAL STATEMENTS

The Financial Statements of each of the Funds for the fiscal year ended December 31, 2014 are included in the 2014 Annual Report to Shareholders and the Financial Statements of each of the Funds for the semi-

annual period ended June 30, 2015 are included in the 2015 Semi-Annual Report to Shareholders, and these sets of Financial Statements for the Funds for each of these fiscal periods are incorporated by reference into this Statement of Additional Information.  Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone number provided on the cover of this State-

ment of Additional Information.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the pur-

chase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling au-

thorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accord-

ingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income from certain “quali-

fied publicly traded partnerships,” and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or cur-

rencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable in-

come (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

19

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October

31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not dis-

tributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in Oc-

tober, November or December of that year with a record date in such a month and paid by the Fund dur-

ing January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be pur-

chased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security,

the excess of the stated redemption price over the purchase price is “market discount”. The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the

Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eli-

gible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

20

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from cer-

tain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  These rate reductions do not apply to corporate shareholders.

Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  A shareholder will also have to satisfy a more than 60 day hold-

ing period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate appli-

cable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a

Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-

term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust)

exceeds certain threshold amounts.

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital as-

sets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares dis-

posed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning

30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder.  If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will generally be subject to U.S. withholding tax of 30% (or lower treaty rate, if applicable).  If the income is effectively connected,

then the foreign shareholder will generally be taxed as a U.S. person would be.  Foreign corporate share-

21

holders who have effectively connected income may be subject to a branch profits tax.    Foreign share-

holders may also be subject to U.S. federal estate tax on the value of their shares.  Foreign shareholders are urged to consult their own tax advisers regarding the tax consequences applicable to them.

Each Fund is currently required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and effective Janauary 1, 2017 redemption proceeds and certain capital gain dividends made to certain non-U.S.

entities that fail to comply or to be deemed compliant with extensive new reporting and withholding require-

ments designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.

Shareholders may be requested to provide additional information to the Funds in order to enable the Funds to determine whether withholding is required.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each

Fund’s portfolio securities.  On a quarterly basis, the Funds disclose on the Trust’s website, www.famfunds.

com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown).  The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available.  A complete list of the Funds’ portfolio hold-

ings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and

N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administra-

tor, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical

Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written con-

fidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the

Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding infor-

mation for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compli-

ance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

22

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion

Dated:  October 23, 2015

FAM Funds

Institutional Shares

P R O S P E C T U S

FAM VALUE FUND

[     ]

FAM EQUITY-INCOME FUND

[     ]

FAM SMALL CAP FUND

[     ]

January 1, 2016

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

Summary Section

FAM Value Fund

3

FAM Equity-Income Fund

6

FAM Small Cap Fund

9

More About Investment Objectives, Principal Investment

   Strategies, and Risks

More About Investment Objectives

13

More About Principal Investment Strategies

13

More About Other Investment Strategies

13

More About Principal Risks

14

Fund Management

The Investment Advisor

15

Portfolio Managers

15

Shareholder Information

Pricing Fund Shares

17

Householding of Shareholder Mailings

17

Purchasing and Adding to Your Shares

17

Important Information About Procedures

for Opening an Account

17

Account Minimums

18

Converting from Institutional Shares to Investor Shares

18

Automatic Investment Plan

19

Wire Instructions

19

IRA and Retirement Accounts

19

Purchases Through Selected Dealers

20

Shareholder Administrative Servicing Arrangements

20

Payments to Third Parties by the Advisor

21

Instructions for Redemption of Shares

21

Definition of Good Order

21

Signature Guarantees

22

Systematic Withdrawal Plan

22

Information on Distributions and Taxes

22

Tax Information

23

Financial Highlights

FAM Value Fund

25

FAM Equity-Income Fund

26

FAM Small Cap Fund

27

To Obtain Additional Information

28

Investment Objective:  FAM Value Fund's investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Institutional Shares

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fees

0.90%

Distribution and Service (12b-1) Fees

none

Other Expenses*

0.20%

Total Fund Operating Expenses**

1.10%

Fee Waiver/Expense Reimbursement**

0.11%

Net Fund Operating Expenses**

0.99%

*  “Other Expenses” have been restated based on current contractual arrangements and are estimated for the current fiscal year.

** The Advisor has contractually agreed, until May 1, 2017, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional

Shares at 0.99%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund

Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense.  This Expense Limitation Agreement may only be amended by the Fund’s Board of Trustees.

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also as-

sumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3-Year

5-Year

10-Year

$101

$339

$596

$1,330

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns  over"  its  portfolio).   A  higher  portfolio  turnover  rate  may  indicate  higher  transaction  costs  and  may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual  fund  operating  expenses  or  in  the  Example,  affect  the  Fund's  performance.   During  the  most  recent fiscal year, the Fund's portfolio turnover rate was 6.08% of the average value of its portfolio.

Principal Investment Strategies:   Fenimore  Asset  Management,  Inc.  ("Fenimore"),  the  investment  advisor  to  the Fund,  employs  a  "value  approach"  in  making  its  common  stock  selections.   This  approach  is  based  on  Fenimore's belief that at any given point in time the stock price of a company may sell below the company's"true business  worth".   Factors  considered  in  evaluating  the  true  business  worth  include  the  company's  current earnings  and  Fenimore's  opinion  as  to  its  future  earnings  potential.   After  identifying  a  company  whose  securities  are  determined  to  have  a  favorable  price-to-earnings  relationship,  Fenimore  plans  to  invest  in  such securities until the "true business worth" nears the market price of the company's securities.

Generally,  the  Fund  will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible  into  common  stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  may  invest in the securities of issuers of all sizes and market capitalizations.   The Fund may also invest in the securities of  both  domestic  and  foreign  issuers  and  it  may  invest  in  shares  of  other  investment  companies,  including exchange-traded funds (“ETFs”).

Principal Risks:

•  Stock  Market  Risk  -   the  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual  companies and  general  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

•  Stock  Selection  Risk  -  the  value  stocks  chosen  for  the  Fund  are  subject  to  the  risk  that  the  market  may never realize their intrinsic value or their prices may go down.

•  Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•  Market Risk - the value of your investment will go up and down, which means that you could lose money.

•  Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets  or  may  be  represented  by  American  Depository  Receipts  that  are  traded  in  the  United  States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political  or  economic  instability,  the  imposition  of  exchange  controls,  expropriation,  limited  disclosure and illiquid markets.

•  Investment  in  Other  Investment  Companies  Risk  –  the  Fund  may  invest  in  shares  of  other  investment companies, including ETFs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests.  In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return:  The Institutional Shares of the Fund are a newly established share class and therefore do not yet have their own performance history.   The performance results shown on this page and the next page for the periods prior to January 1, 2016, the date of commencement of operations for Institutional Shares, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher  fees  as  a  result  of  differences  in  the  shareholder  administrative  services  fees and  certain  other  fees paid by each class.  Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund.  Because of the difference  in  the  level  of  fees  paid  by  Investor  Shares,  the  returns  for  the  Investor  Shares  will  be  lower  than the  returns  for  Institutional  Shares.   The  following  bar  chart  and  table  show  some  indication  of  the  risks  of investing in the Fund.  The bar chart shows changes in the Investor Shares performance since 2005.  The table shows the Investor Shares average annual returns   (before and after taxes ) for the one year, five year and ten year periods compared to those of the Russell MidCap Index, the Fund's primary benchmark index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund's website famfunds.com.

FAM VALUE FUND Investor Shares
2005	5.56%
2006	8.73%
2007	-0.79%
2008	-28.68%
2009	22.18%
2010	17.02%
2011	-0.41%
2012	11.39%
2013	32.96%
2014	13.41%
Best Quarter (ended 12/31/11): 13.34%	Worst Quarter (ended 12/31/08): -20.68%

The year-to-date return for the Fund's Institutional Shares as of September 30, 2015 was 2.63%.

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the periods ending December 31, 2014)

Institutional Shares

1 YEAR

5 YEARS

10 YEARS

Return before taxes

13.41%

14.38%

6.86%

Return after taxes on distributions

12.27%

13.75%

6.24%

Return after taxes on distributions and sale of fund shares   9.32%

11.99%

5.63%

Russell MidCap Index

13.22%

17.19%

9.56%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor's  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors  who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual retirement accounts, or to investors who are tax exempt.

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:   Thomas O. Putnam, Chairman and John D. Fox, CFA of Fenimore Asset Management, Inc.  Mr. Putnam has managed the Fund since 1987.  Mr. Fox has co-managed the Fund since 2000.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $1,000,000.  You may redeem shares by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled "Tax Information" and "Financial Intermediary Compensation" on page 12.

Investment Objective:  FAM Equity-Income Fund's investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.  The Fund distributes its income on a quarterly basis.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Institutional Shares

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fees

0.90%

Distribution and Service (12b-1) Fees

none

Other Expenses*

0.37%

Total Fund Operating Expenses**

1.27%

Fee Waiver/Expense Reimbursement**

0.17%

Net Fund Operating Expenses**

1.10%

*  “Other Expenses” have been restated based on current contractual arrangements and are estimated for the current fiscal year.

** The Advisor has contractually agreed, until May 1, 2017, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional

Shares at 1.10%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund

Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense.  This Expense Limitation Agreement may only be amended by the Fund’s Board of Trustees.

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also as-

sumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3-Year

5-Year

10-Year

$112

$386

$681

$1,519

Portfolio  Turnover:   The  Fund  pays  transaction  costs,  such  as  commissions,  when  it  buys  and  sells  securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual  fund  operating  expenses  or  in  the  Example,  affect  the  Fund's  performance.   During  the  most  recent fiscal year, the Fund's portfolio turnover rate was 10.73% of the average value of its portfolio.

Principal  Investment  Strategies:   Fenimore  Asset  Management,  Inc.  ("Fenimore"),  the  investment  advisor  to the Fund employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business  worth".   Factors  considered  in  evaluating  the  true  business  worth  include  the  company's  current earnings  and  Fenimore's  opinion  as  to  its  future  earnings  potential.   After  identifying  a  company  whose  securities  are  determined  to  have  a  favorable  price-to-earnings  relationship,  Fenimore  plans  to  invest  in  such securities until the "true business worth" nears the market price of the company's securities.

Generally,  the  Fund  will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible  into  common  stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  may  invest in the securities of issuers of all sizes and market capitalizations.   The Fund may also invest in the securities of  both  domestic  and  foreign  issuers  and  it  may  invest  in  shares  of  other  investment  companies,  including exchange-traded funds (“ETFs”).

Principal Risks:

•  Stock  Market  Risk  -   the  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual  companies and  general  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

•  Stock  Selection  Risk  -  the  value  stocks  chosen  for  the  Fund  are  subject  to  the  risk  that  the  market  may never realize their intrinsic value or their prices may go down.

•  Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•  Market Risk - the value of your investment will go up and down, which means that you could lose money.

•  Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets  or  may  be  represented  by  American  Depository  Receipts  that  are  traded  in  the  United  States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political  or  economic  instability,  the  imposition  of  exchange  controls,  expropriation,  limited  disclosure and illiquid markets.

•  Investment  in  Other  Investment  Companies  Risk  –  the  Fund  may  invest  in  shares  of  other  investment companies, including ETFs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests.  In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return:  The Institutional Shares of the Fund are a newly established share class and therefore do not yet have their own performance history.   The performance results shown on this page and the next page for the periods prior to January 1, 2016, the date of commencement of operations for Institutional Shares, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher  fees  as  a  result  of  differences  in  the  shareholder  administrative  services  fees  and  certain  other  fees paid by each class.  Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund.  Because of the difference  in  the  level  of  fees  paid  by  Investor  Shares,  the  returns  for  the  Investor  Shares  will  be  lower  than the  returns  for  Institutional  Shares.   The  following  bar  chart  and  table  show  some  indication  of  the  risks  of investing in the Fund.  The bar chart shows changes in the Investor Shares performance since 2005.  The table shows the Investor Shares average annual returns   (before and after taxes ) for the one year, five year and ten year periods compared to those of the Russell MidCap Index, the Fund's primary benchmark index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund's website famfunds.com.

FAM EQUITY-INCOME FUND Investor Shares
2005	5.75%
2006	6.57%
2007	-3.64%
2008	-29.04%
2009	21.43%
2010	17.47%
2011	6.79%
2012	11.02%
2013	29.79%
2014	7.85%
Best Quarter (ended 6/30/09): 16.68%	Worst Quarter (ended 12/31/08): -21.88%

The year-to-date return for the Fund's Institutional Shares as of September 30, 2015 was -0.61%.

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the periods ending December 31, 2014)

Institutional Shares

	1 Year	5 years	10 years
Return before taxes	7.85	14.28%	6.20%
Return after taxes on distributions	6.62%	13.05%	5.28%
Return after taxes on distributions and sale of fund shares	5.41%	11.47%	4.87%
Russell MidCap Index	13.22%	17.19%	9.56%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor's  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors who hold their Fund shares through tax-deferred arrangements  such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:  Thomas O. Putnam, Chairman and Paul C. Hogan, CFA of Fenimore Asset Management, Inc.  Mr. Putnam and Mr. Hogan have co-managed the Fund since the Fund's inception in 1996.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $1,000,000.  You may redeem shares by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled "Tax Information" and "Financial Intermediary Compensation" on page 12.

Investment Objective:  FAM Small Cap Fund's investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Institutional Shares

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fees

0.90%

Distribution and Service (12b-1) Fees

none

Other expenses

0.46%

Total Fund Operating Expenses**

1.36%

Fee Waiver/Expense Reimbursement**

0.16%

Total annual fund operating expenses

1.20%

*  “Other Expenses” have been restated based on current contractual arrangements and are estimated for the current fiscal year`.

** The Advisor has contractually agreed, until May 1, 2017, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional

Shares at 1.20%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advi-

sor pursuant to the expense limitation agreement provided that such repayment does not cause the Net Fund

Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense.  This expense limitation agreement may only be amended by the Fund’s Board of Trustees.

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also as-

sumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3- Year

5-Year

10-Year

$122

$415

$729

$1,621

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13.40% of the average value of its portfolio.

Principal Investment Strategies: Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings, cash flow and/or book value, and Fenimore's opinion as to its future potential.  After identifying a company whose securities are determined to have a favorable valuation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies.  The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution.  As of May 31, 2015, the market capitalization range for the Russell 2000 Index was approximately $177 million to $4.3 billion. The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).  The Fund’s policy of investing at least 80% of its net assets in smallcap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks:

•  Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•  Non-diversification Risk – the Fund is classified as a “non-diversified” fund which means that the Fund may  own  larger  positions  in  a  smaller  number  of  securities.   A  fund  that  is  less  diversified,  such  as  the Fund,  may  be  more  susceptible  to  adverse  economic,  political,  or  regulatory  developments  affecting  a single issuer than a fund that is more broadly diversified.

•  Stock  Market  Risk  -   the  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual  companies and  general  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

•  Stock  Selection  Risk  -  the  value  stocks  chosen  for  the  Fund  are  subject  to  the  risk  that  the  market  may never realize their intrinsic value or their prices may go down.

•  Market Risk - the value of your investment will go up and down, which means that you could lose money.

•  Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•  Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests.  In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return:  The Institutional Shares of the Fund are a newly established share class and therefore do not yet have their own performance history.   The performance results shown on this page and the next page for the periods prior to January 1, 2016, the date of commencement of operations for Institutional Shares, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher  fees  as  a  result  of  differences  in  the  shareholder  administrative  services  fees  and  certain  other  fees paid  by  each  class.   Institutional  Shares  and  Investor  Shares  would  have  substantially  similar  performance results because the shares of each class are invested in the same portfolio securities of the Fund.

Because of the  difference  in  the  level  of  fees  paid  by  Investor  Shares,  the  returns  for  the  Investor  Shares  will  be  lower than the returns for Institutional Shares.  The following bar chart and table show some indication of the risks of investing in the Fund.   The bar chart shows the Investor Shares performance for 2013 and 2014.   The table shows the Investor Shares average annual returns (before and after taxes) for the one year period ended December 31, 2014 and since the Fund's inception on March 1, 2012 compared to those of the Russell 2000 Index, the  Fund's  primary  benchmark.   The  Fund’s  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund’s website famfunds.com.

FAM SMALL CAP FUND Investor Shares
2013	40.49%
2014	5.58
Best Quarter (ended 12/31/14): 12.35%	Worst Quarter (ended 3/31/14): -0.27%

The year-to-date return for the Fund's Investor Shares as of September 30, 2015 was 0.39%.

Average Annual Total Returns

1 Year Period

Since Inception

Institutional Shares

December 31, 2014

March 1, 2012

Return Before Taxes

5.58%

18.96%

Return After Taxes on Distributions

4.63%

18.20%

Return After Taxes on Distributions and Sale of Fund Shares

3.15%

11.64%

Russell 2000 Index

5.58%

16.37%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor’s  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors  who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual retirement accounts, or to investors who are tax exempt.

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:   Thomas O. Putnam, Chairman and Marc D. Roberts, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund.  Mr. Putnam  and Mr. Roberts have managed the Fund since the Fund's inception in 2012.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $1,000,000.  You may redeem shares by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through  a  tax-deferred  arrangement,  such  as  a  401(k)  plan  or  an  individual  retirement  account.   Such  tax- deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If  you  purchase  Fund  shares  through  a  broker-dealer  or  other  financial  intermediary  (such  as  a  bank),  the Fund  and  its  related  companies  may  pay  the  intermediary  for  the  sale  of  Fund  shares  and  related  services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your  salesperson  to  recommend  Fund  shares  over  another  investment.   Ask  your  salesperson  or  visit  your financial intermediary's website for more information.

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital.

FAM Equity-Income Fund seeks to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. The Fund distributes its income on a quarterly basis.

FAM Small Cap Fund seeks to maximize long-term return on capital.  The Fund is a non-diversified fund.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund’s shareholders.

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings  of  Benjamin  Graham  and  David  Dodd,  whose  book Security  Analysis  provides  the  foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

FAM Value Fund.  Under normal market conditions the FAM Value Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

FAM  Equity-Income  Fund.    Under  normal  market  conditions  the  FAM  Equity-Income  Fund  will attempt to remain fully invested in common stocks and securities that are convertible into common stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  invests  primarily  in income-producing stocks that pay dividends.

FAM Small Cap Fund.  Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution.  As of May 31, 2015, the market capitalization range for the Russell 2000 Index  was  approximately  $177  million  to  $4.3  billion.   The  Fund  may  invest  in  securities  of  both domestic  and  foreign  issuers.   The  Fund’s  policy  of  investing  at  least  80%  of  its  net  assets  in  small cap companies may only be changed upon 60 days prior notice to shareholders.  Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

More About Other Investment Strategies

For  temporary  defensive  purposes,  the  Funds  may  invest  all  of  their  assets  in  investment  grade fixed-income securities. Generally, the Funds intend to invest in fixed-income securities when, in Fenimore’s  opinion,  common  stocks  are  too  risky  in  relationship  to  their  anticipated  rewards  and fixed-income securities are considered a good alternative. During such temporary periods the Funds might not achieve their stated investment objectives.

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the  Funds are permitted to utilize options,futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend  portfolio  securities,  invest  in  securities  which  have  relatively  short  operating  histories  and invest in securities of issuers that do not have quoted markets.  However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology.  Additional information concerning these investment techniques, including their risks, are set forth in the Funds’ Statement of Additional Information.

More About Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuate in response to the activities of individual and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk.  The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Funds' investments in value  stocks  may  limit  their downside  risk  over  time,  the  Funds  may  produce  more  modest  gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not  correspond  to changes in the stock market in general.

Market  Risk.   The  value  of  your  investment  will  go  up  and  down,  which  means  that  you  could lose money. You should consider an investment in the FAM Funds as a long-term investment.

Non-diversification Risk.  The FAM Small Cap Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.   The Fund will be  subject  to  certain  diversification  requirements  that  are  imposed  on  mutual  funds  for  federal income tax purposes and it will be required to comply with these tax diverification requirements on a quarterly basis.

Foreign  Investment  Risk.   The  Funds  may  invest  in  securities  of  foreign  issuers  that  are  traded  in foreign markets or may be represented by American Depository Receipts that are traded in the United States.   Investments  in  non-U.S.  securities  may  involve  additional  risks  including  exchange  rate fluctuation,  political  or  economic  instability,  the  imposition  of  exchange  controls,  expropriation, limited disclosure and illiquid markets.

Other Investment Company Investment Risk.  The Funds may invest in shares of other investment companies, including ETFs.  Investments in other investment companies may involve duplication of certain fees and expenses.  By investing in other investment companies, a Fund becomes the shareholder of that company.  As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the  other  investment  company.   These  fees  and  expenses  are  in  addition  to  the  fees  and  expenses that  Fund  shareholders  bear  directly  in  connection  with  each  Fund’s  own  operations.   If  the  other investment  company  fails  to  achieve  its  investment  objective,  a  Fund’s  investment  in  the  other investment company may adversely affect that Fund’s performance.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Investment Advisor

The  Investment  Advisor  to  FAM  Funds  is  Fenimore  Asset  Management,  Inc.,  ("Fenimore"  or  the "Advisor"), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at  384  N.  Grand  Street,  Cobleskill,  NY  12043.  Fenimore  has  been  continuously  offering  investment advisory  and  consulting  services  under  contract  since  1974  to  individuals,  pension,  profit  sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that  includes  the  continental  United  States.  Mr.  Putnam,  Fenimore’s  principal  investment professional,  was  born  in  1944.  He  has  been  actively  employed  as  an  investment  advisor  with Fenimore since 1974, and holds responsibilities for Fenimore’s investment management and research activities.  Mr.  Putnam  is  the  sole  shareholder  of  FAM  Shareholder  Services,  Inc.,  each  Fund’s shareholder servicing agent and Fenimore Securities, Inc., each Fund’s principal underwriter.

The Advisor also provides certain business management services to the Funds pursuant to a separate Business Management Agreement.   Pursuant to the Business Management Agreement, the Advisor monitors  each  Fund’s  relationships  with  third-party  service  providers,  provides  or  procures  such business  management-related  services  for  the  Funds  as  are  deemed  reasonably  necessary  for  the operation  of  the  Funds  and  assists  with  the  necessary  and  appropriate  services  to  the  Board  of Trustees of the Trust.  For these services, the Advisor is entitled to receive a fee from each Fund at a rate of .03% of each respective Fund’s average daily net assets.

Portfolio Managers

Mr. Putnam co-manages each of the Funds.  The co-managers share equally in the day-to-day management of each respective Fund’s investment portfolio.

John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam. Mr. Fox is employed by Fenimore  as  an  Investment  Research  Analyst  and  has  been  actively  involved  in  research  activities since he joined the firm in 1996.

Paul C. Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr. Putnam. Mr. Hogan is also employed by Fenimore as an Investment Research Analyst and has been actively involved in investment research activities since he joined the firm in 1991.

Marc D. Roberts, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam.  Mr. Roberts is  employed  by  Fenimore  as  an  Investment  Research  Analyst  and  has  been  actively  involved  in research activities since he joined the firm in 2007.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

As  principal  officer  of  Fenimore,  Mr.  Putnam  serves  as  President  and  as  a  member  of  the  Board  of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 0.90% per annum of the average daily market value of its net assets. Fenimore has entered into contractual expense limitation agreements with FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund pursuant to which it has agreed to  limit  the  total  operating  expenses  (excluding  acquired  fund  fees  and  expenses  and  certain  other expenses) of each Fund’s Institutional Shares to 0.99%, 1.10% and 1.20% respectively, through May 1, 2017.  These expense limitation agreements may only be amended by the Funds’ Board of Trustees.  A discussion regarding the basis for the Trustees’ approval of each investment advisory contract will be available in the Funds’ Annual Report to Shareholders dated December 31, 2015.

FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain  express  restrictions  on  the  personal  trading  practices  of  personnel  of  both  the  Funds  and Fenimore. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

Pricing Fund Shares

The share price (also called “Net Asset Value” or "NAV" per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in  a  Fund’s  portfolio  of  securities.  The  New  York  Stock  Exchange  is  closed  on  weekends  and  on  the following  holidays:  New  Year’s  Day,  Martin  Luther  King,  Jr.  Day,  President’s  Day,  Good  Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses,  and  regular  communications  to  a  shareholder  with  multiple  accounts  (single,  retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders  are  members  of  the  same  family.  You  may  request  that  additional  copies  be  sent  by notifying the Funds.

Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate Fund. FAM reserves the right to refuse third party checks and any "bank starter check." Please be sure to provide your Social Security or taxpayer identification number. Foreign checks and cash will not be accepted. Any applications received not following the above guidelines will be returned.

The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM  reserves  the  right  to  reject  purchase  applications  or  to  terminate  the  offering  of  shares  made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be  in  the  best  interest  of  existing  shareholders.  In  the  event  that  your  check  does  not  clear,  your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving  the  minimum  initial  investment  for  Fund  trustees,  and  employees  and  affiliated  persons (including family members) of FAM.  All applications to purchase Fund shares are subject to acceptance  by  FAM  and  are  not  binding  until  so  accepted.  FAM  does  not  accept  telephone  orders  for  the purchase of shares, and it reserves the right to reject applications in whole or in part.

Important Information About Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What  this  means  for  you:  the  Funds  must  obtain  the  following  information  for  each  person  who opens  an  account:  (1)  Name;  (2)  Date  of  birth  (for  individuals);  (3)  Physical  residential  address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to  verify  your  identity.  Additional  information  may  be  required  to  open  accounts  for  corporations and other nonnatural persons.

Federal  law  prohibits  the  Funds  and  other  financial  institutions  from  opening  accounts  unless  the minimum  identifying  information  listed  above  is  received.  The  Funds  may  also  be  required  to  close your account if we are unable to verify your identity.

Account Minimums

To  begin  an  investment  in  the  Institutional  Shares  of  the  FAM  Funds  the  following  minimum initial  investments  must  be  met.  All  subsequent  investments  to  an  existing  account  require  a minimum  of  $50.

MINIMUM INITIAL INVESTMENTS

INSTITUTIONAL SHARES

FAM VALUE

FAM EQUITY-INCOME

FAM SMALL CAP

FUND

FUND

FUND

To open a new account

$1,000,000

$1,000,000

$1,000,000

To open a new retirement account IRA, Roth IRA, SEP,

SIMPLE IRA, 403(b)(7), Coverdell ESA or Individual (k)     $1,000,000

$1,000,000

$1,000,000

To open a Uniform Transfer to Minors (UTMA) or

Uniform Gift to Minors (UGMA)

$1,000,000

$1,000,000

$1,000,000

To open a new account through our Automatic

Investment Program*

$1,000,000

$1,000,000

$1,000,000

*FAM’s Automatic Investment Plan requires the systematic addition of at least $50 per month.

There are limited exceptions to this minimum initial investment requirement: (1) for each Fund, persons (or family members living at the same address) who hold shares of the Fund in one or more accounts that are registered with the Funds’ Shareholder Servicing Agent and that have a total dollar value of more than $1,000,000, (2) for each Fund, employees of the Advisor and Trustees of the Trust and their immediate families and (3) for each Fund, any other investor at the discretion of Fund management.  Institutional Class shares may also be offered without regard to the minimum initial investment requirement to investors purchasing such shares through qualified plans, wrap fee accounts or other fee-based programs.  The Funds reserve the right to further modify this minimum initial investment requirement and/or its exceptions from time to time, including the right to make additional exceptions on a case-by-case basis.

Converting from Institutional Shares to Investor Shares

If the current market value of your Institutional Shares account declines to less than $1,000,000 due to a redemption or exchange, we may convert your Institutional Shares into Investor Shares of the same Fund on the basis of relative NAVs.  Although the total dollar value will be the same, a shareholder may receive more or less Investor Shares than the number of Institutional Shares converted.

A conversion from Institutional Shares to Investor Shares of the same Fund pursuant to the preceding paragraph should generally not be a taxable exchange for Federal income tax purposes.

Automatic Investment Plan

FAM Funds offers an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge  to  shareholders  for  this  service,  a  charge  of  $10.00  may  be  deducted  from  a  shareholder’s Fund  account  in  case  of  returned  items.  NOTE:  Individual  Retirement  Account  (IRA)  contributions made through the Automatic Investment Plan are assumed to be current year contributions.  A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the Fund.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM  must  have  receipt  of  a  wire  transfer  no  later  than  4:00  p.m.  Eastern  Time  in  order  for  the purchase to be made that same business day.

W I R E   I N S T R U C T I O N S

ABA 042 000 013

US Bank

DDA 821601499

FAM Funds

For Further Credit (shareholder name, account number and Fund name)

If you wish to wire funds to an existing account, please use the same instructions listed above.

IRA and Retirement Accounts

An  individual  having  earned  income  and  her  or  his  spouse  may  each  have  one  or  more  IRAs,  the number  and  amounts  limited  only  by  the  maximum  allowed  contribution  per  year.  Existing  IRA accounts may be rolled over or transferred at any time into a new IRA, which may be invested in Fund shares. U.S. Bank is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE IRAs, 403(b)(7) Plans, Coverdell ESAs  and Individual  401(k)  Plans  are  available  by  calling  FAM  Funds  at  (800)  932-3271.  There  is  no  annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged  by  the  investor’s  own  tax  specialists  who  would  assist  and  oversee  all  plan  compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans,  it  neither  offers  nor  possesses  the  necessary  professional  skills  or  knowledge  regarding  the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional  counsel  be  retained  by  the  investor  before  investing  such  monies  in  shares  of  FAM Funds.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP Account, SIMPLE  IRA,  403(b)(7)  Plan,  Coverdell  ESA  or  Individual  401(k)  Plan  to  another  custodian  or  in  the event of a mandatory distribution.

Purchases Through Selected Dealers

Certain  Selected  Dealers  may  affect  transactions  of  the  FAM  Funds.  FAM  may  accept  orders  from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their  services  at  either  the  time  of  purchase  or  the  time  of  redemption.  Such  charges  may  vary amongst broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM or  the  Advisor.  The  Advisor  may  make  payments  to  such  companies  out  of  its  own  resources  to compensate these comapniesfor certain shareholder administrative services provided in connection with  the  Funds.  Shareholders  who  wish  to transact  through  a  broker-dealer  should  contact  FAM  at (800) 932-3271 for further information.

Shareholder Administrative Servicing Arrangements

The  Funds  have  adopted  a  Shareholder  Administrative  Services  Plan  for  Institutional  Shares  (the “Shareholder  Services  Plan”)  under  which  the  Institutional  Shares  of  each  Fund  may  pay  shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks,  broker-dealers,  trust  companies  and  other  similar  types  of  financial  intermediaries  (collectively,  “Service  Organizations”),  for  providing,  or  arranging  for  the  provision  of,  certain  types of  shareholder  administrative  services  to  Institutional  Class  shareholders  serviced  by  the  Advisor, affiliates  of  the  Advisor  or  the  Service  Organization.   The  types  of  services  which  may  be  compensated for under the terms of the Shareholder Services Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.  Pursuant to the Shareholder Services  Plan,  the  Institutional  Shares  of  the  Funds  may  pay  shareholder  administrative  servicing fees of up to 0.15% of the average daily net assets of the Institutional Shares of each respective Fund.

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the  Funds  (“revenue  sharing”).   This  compensation  is  generally  made  to  those  intermediaries  that provide  shareholder  servicing,  marketing  support,  broker  education,  and/or  access  to  sales  meetings,  sales  representatives  and  management  representatives  of  the  intermediary.   Compensation may  also  be  paid  to  intermediaries  for  inclusion  of  the  Funds  on  a  sales  list,  including  a  preferred or select sales list, mutual fund “supermarket” platforms and other formal sales programs, or as an expense  reimbursement  in  cases  where  the  intermediary  provides  shareholder  services  to  shareholders  of  the  Funds.   Revenue  sharing  payments  are  in  addition  to  any  distribution  or  servicing    fees  payable  under  a  Rule  12b-1  or  service  plan  of  the  Funds  or  any  record  keeping  or  sub-transfer agency fees payable by the Funds.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY 12043. For further information on redemption requests call FAM Shareholder Services at (800) 932-3271. FAM offers no telephone redemptions.

Definition of Good Order

Good order means that the written redemption request must include the following:

1.    The Fund account number, name, and Social Security or Tax I.D. number.

2.    The amount of the transaction (specified in dollars or shares).

3.    Signatures of all owners exactly as they are registered on the account.

4.    Signature guarantees are required if: the value of shares being redeemed exceeds $50,000; payment is to be sent to an address other than the address of record; payment is to be made payable to  a  payee  other  than  the  shareholder;  there  has  been  an  address  change  in  the  last  30  days. Shareholder  bank  accounts,  when  accompanied  by  a  voided  check,  shall  constitute  the  address of record for this signature guarantee requirement.

5.    Other  supporting  legal  documentation  that  might  be  required,  in  the  case  of  retirement  plans, corporations, trusts, estates and certain other accounts.

Shareholders  requesting  redemption  proceeds  to  be  wired  from  FAM  will  incur  a  $10  wire  fee  for domestic wires. Shareholders may also elect to have their proceeds sent by ACH (Automatic Clearing House) directly to their bank account, there is no fee for this.

Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated.  Such  shares  will  be  redeemed  by  FAM  at  the  next  such  calculation  after  such  redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is  restricted  for  any  reason,  or  in  the  event  of  any  emergency  circumstances  as  determined  by  the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For  our  mutual  protection,  signature  guarantees  may  be  required  on  certain  written  transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from “eligible guarantor institutions.”

Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have  minimum  net  capital  of  $100,000;  (4)  institutions  that  participate  in  the  Securities  Transfer Agent Medallion Program (“STAMP”) or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

•     the value of shares being redeemed exceeds $50,000 per fund

•     payment is requested payable to a payee other than the shareholder of record

•     payment is to be sent to an address other than the address of record

•     an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

2. Transferring of Ownership and/or Account Name Changes

Systematic Withdrawal Plan

For  your  convenience  you  may  elect  to  have  automatic  periodic  redemptions  from  your  account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.

Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Dividend  and  capital  gain  distributions  are  reinvested  in  additional  Fund  shares  in  your  account, unless  you  select  another  option  on  your  account  application  form.  Investors  who  want  dividends and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange  this  by  making  a  request  to  FAM.  The  request  must  be  in  written  form  acceptable  to  FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution,  or  on  the  Account  Application,  all  dividends  and  other  distributions  will  be  reinvested  automatically in additional shares of the Funds. Capital gains, if any, will be distributed in December.

The  value  of  your  shares  will  be  reduced  by  the  amount  of  dividends  and/or  capital  gains.  If  you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Tax Information

The  maximum  tax  rate  for  individual  taxpayers  applicable  to  long-term  capital  gains  and  income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending  on  whether  the  individual’s  income  exceeds  certain  threshold  amounts.   These  rate  reductions  do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to  any  distributions  of  qualifying  dividends  in  order  to  obtain  the  benefit  of  the  lower  tax  rate. Distributions  of  earnings  from  non-qualifying  dividends,  interest  income,  other  types  of  ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at  your  long-term  capital  gains  rate,  regardless  of  how  long  you  have  held  your  Fund  shares.  An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange  may  be  subject  to  federal  and  state  taxes.  Dividends  generally  are  taxable  in  the  year  in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital  gain  distributions  received  from  a  Fund  and  net  gains  from  redemptions  or  other  taxable dispositions  of  Fund  shares)  of  U.S.  individuals,  estates  and  trusts  to  the  extent  that  such  person’s “modified  adjusted  gross  income”  (in  the  case  of  an  individual)  or  “adjusted  gross  income”  (in  the case of an estate or trust) exceeds certain threshold amounts.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

You will be notified by February 15th each year, through our “Supplementary Tax Information” flyer, about the federal tax status of distributions made the previous year.

The Funds are required to withhold Federal income tax at the Federal back withholding rate on taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided  the  Funds  with  their  certified  taxpayer  identification  number  in  compliance  with  IRS  rules.

To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

This tax discussion is meant only as a general summary. Because everyone’s tax situation is unique, you  should  consult  your  tax  professional  about  particular  consequences  to  you  of  investing  in  the Funds.

FAM  Funds  reports  cost  basis  for  all  covered  shares  to  both  you  and  the  IRS.   When  filing  your  tax return  you  will  be  required  to  use  the  cost  basis  reported  on  your  Form  1099-B  for  your  covered shares.  FAM Funds has chosen the Average Cost method as its default cost account method.

Frequent Trading Policy.  The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive  short-term  trading  activity  by  shareholders  of  a  Fund  may  be  detrimental  to  long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Disclosure of Fund Portfolio Holdings.  On a quarterly basis, the Funds disclose on their website, www. famfunds.com,  each  Fund’s  entire  portfolio  holdings  and  certain  additional  information  regarding their portfolios (e.g., Top Ten holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the  website  until  the  next  quarter’s  information  is  made  publicly  available.  A  complete  list  of  each Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds’ policies and procedures with respect to the disclosure  of  the  Funds’  portfolio  securities  is  provided  in  the  Statement  of  Additional  Information (SAI).

The financial highlights provide information about each Fund’s financial history and are expressed in one share outstanding throughout  each  fiscal  period.  Each  table  is  part  of   the Fund's financial statements which are included in its annual report and are incorporated herein by reference from the  Statement  of  Additional  Information,  which  is  available  upon  request.  The  total  returns  in  the table  represent  the  rate  that  an  Institutional  Class  shareholder  would  have  earned  or  lost  on  an investment in the Fund, assuming  reinvestment  of  all  dividends  and  capital gains.   This information,  other  than  the  information  for  the  six  months  ended  June  30,  2015,  has  been  audited  by  _______ the Funds' independent registered public accounting firm, whose report on the Funds' financial statements is included in the Funds' annual report which is available upon request.

FAM Value Fund

Years Ended December 31,

Six Months

Per share information

Ended

June 30, 2015

(For a share outstanding throughout each

period)

(Unaudited)

2014

2013

2012

2011

2010

Net asset value, beginning of period

$66.58

$61.81

$48.88

$45.15

$45.34

$39.32

Income/Loss from investment operations:

Net investment income/(loss)†

(0.06)

(0.16)

(0.18)

0.06

(0.04)

0.09

Net realized and unrealized

gain/(loss) on investments

0.73

8.47

16.28

5.07

(0.15)

6.61

Total from investment operations

0.67

8.31

16.10

5.13

(0.19)

6.70

Less distributions:

Dividends from net investment income

—

—

—

(0.07)

—*

(0.09)

Distributions from net realized gains

—

(3.54)

(3.16)

(1.32)

—*

(0.59)

Return of capital

—

—

(0.01)

(0.01)

—

—

Total distributions

—

(3.54)

(3.17)

(1.40)

—*

(0.68)

Change in net asset value for the period

0.67

4.77

12.93

3.73

(0.19)

6.02

Net asset value, end of period

$67.25

$66.58

$61.81

$48.88

$45.15

$45.34

Total Return

1.01%**

13.41%

32.96%

11.39%

(0.41)%

17.02%

Ratios/supplemental data

Net assets, end of period (000)

$995,476

$995,235

$941,765

$731,983

$698,546       $737,211

Ratios to average net assets of:

Expenses

1.16%***

1.18%

1.19%

1.21%

1.22%

1.23%

Net investment income/(loss)

(0.16)%***

(0.25)%

(0.24)%

0.13%

(0.10)%

0.21%

Portfolio turnover rate

3.61%**

6.08%

8.38%

4.41%

7.78%

5.08%

† Based on average shares outstanding.

* Per share amount is less than $0.005.

** Not Annualized

*** Annualized

FAM Equity-Income Fund

Years Ended December 31,

Six Months

Per share information

Ended

(For a share outstanding throughout each

June 30, 2015

2014

2013

2012

2011

2010

period)

(Unaudited)

Net asset value, beginning of period

$25.53

$24.77

$20.08

$19.39

$18.43

$16.02

Income/Loss from investment operations:

Net investment income†

0.14

0.19

0.17

0.24

0.29

0.36

Net realized and unrealized

gain on investments

0.04

1.75

5.79

1.88

0.95

2.41

Total from investment operations

0.18

1.94

5.96

2.12

1.24

2.77

Less distributions:

Dividends from net investment income

(0.13)

(0.19)

(0.18)

(0.26)

(0.28)

(0.36)

Distributions from net realized gains

—

(0.85)

(1.03)

(1.14)

—

—

Return of capital

—

(0.14)

(0.06)

(0.03)

—

—

Total distributions

(0.13)

(1.18)

(1.27)

(1.43)

(0.28)

(0.36)

Change in net asset value for the period

0.05

0.76

4.69

0.69

0.96

2.41

Net asset value, end of period

$25.58

$25.53

$24.77

$20.08

$19.39

$18.43

Total Return

0.68%**

7.85%

29.79%

11.02%

6.79%

17.47%

Ratios/supplemental data

Net assets, end of period (000)

$152,796

$161,521

$146,568

$112,940

$125,832

$85,824

Ratios to average net assets of:

Before waivers:

Expenses

1.23%***

1.26%

1.29%

1.31%

1.40%

1.41%

Net investment income

1.12%***

0.76%

0.71%

1.17%

1.57%

2.10%

After waivers:

Expenses

1.23%***

1.26%

1.29%

1.31%

1.40%

1.40%

Net investment income

1.12%***

0.76%

0.71%

1.17%

1.57%

2.11%

Portfolio turnover rate

2.41%**

10.73%

10.33%

43.0%

17.96%

13.38%

  † Based on average shares outstanding.

   ** Not Annualized

*** Annualized

FAM Small Cap Fund

Six Months

For the Period

Ended

Ended

Per share information

June 30, 2015

2014

2013

December 31, 2012*

(For a share outstanding throughout each period)

(Unaudited)

Net asset value, beginning of period

$15.32

$14.77

$11.03

$10.00

Income/Loss from investment operations:

Net investment income/(loss)†(a)

0.00

(0.01)

0.04

(0.04)

Net realized and unrealized gain on

0.49

0.83

4.43

1.07

investments

Total from investment operations

0.49

0.82

4.47

1.03

Less distributions:

Dividends from net investment income

—

—

(0.03)

—

Distributions from net realized gains

—

(0.18)

(0.70)

—

Return of capital

—

(0.09)

(0.00)(a)

—

Total distributions

—

(0.27)

(0.73)

—

Change in net asset value for the period

0.49

0.55

3.74

1.03

Net asset value, end of period

$15.81

$15.32

$14.77

$11.03

Total Return

3.20%**

5.58%

40.49%

10.30%**

Ratios/supplemental data

Net assets, end of period (000)

$77,725

$66,905

$42,674

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

1.34%***

1.42%

1.57%

2.79%***

Net investment income/(loss)

(0.04)%***

(0.09)%

0.05%

(1.89)%***

After waivers:

Expenses

1.34%***

1.42%

1.35%

1.46%***

Net investment income/(loss)

(0.04)%***

(0.09)%

0.27%

(0.56)%***

Portfolio turnover rate

11.26%**

13.40%

19.65%

7.59%**

   † Based on average shares outstanding.

    * Small Cap Fund inception 3/1/12

 ** Not Annualized

*** Annualized

  (a) Amount is less than $0.01 per share.

If you would like additional information about the Funds, would like to obtain additional copies of the Funds’ Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about any of the Funds, free reports on the Funds are available upon request and inquiries may be directed to:

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, NY 12043

(800) 932-3271

www.famfunds.com

Shareholder Reports

Each Fund’s Annual Report and Semi-Annual Report contains additional information about the Fund’s investments.  The  Fund’s  Annual  Report  contains  a  discussion  of  the  market  conditions  and  investment  strategies  that significantly affected the performance of the Fund during the last fiscal year.

Both  the  Annual  Report  and  the  Semi-Annual  Report  also  contain  Fund  performance  information, financial statements and portfolio holdings information.

Statement of Additional Information

The  SAI  for  Institutional  Shares  contains  more  comprehensive information on the Funds and the Institutional Shares of the Funds.  The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC’s public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission

Washington, DC 20549-0102

(202) 551-8090 or (800) SEC-0330

www.sec.gov

Investment Company

Act File No. 811-4750

28

THE  INFORMATION  IN  THIS  STATEMENT  OF ADDITIONAL  INFORMATION  IS  NOT  COMPLETE AND  MAY BE  CHANGED.   WE  MAY NOT SELL THESE  SECURITIES  UNTIL THE  REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS STATEMENT  OF  ADDITIONAL  INFORMATION  IS  NOT AN  OFFER  TO  SELL THESE  SECURITIES AND  IS  NOT  SOLICITING  AN  OFFER  TO  BUY  THESE  SECURITIES  IN  ANY  STATE  WHERE  THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion

Dated:  October 23, 2015

STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

[

]

FAM EQUITY-INCOME FUND

[

]

FAM SMALL CAP FUND

[

]

Institutional Shares

Dated:  January 1, 2016

_______________________________________

384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.famfunds.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM FUNDS currently offer three open-end mutual funds, FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund.  Each of the funds is a separate investment series of Fenimore Asset Management Trust (the “Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus for the Institutional Shares of the Funds dated the same date.  A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above.  The financial statements for the Funds are incorporated by reference into this Statement of Additional Information in their entirety.

Investment Objective and Policies

1

Additional Investment Techniques and Related Risks

2

Investment Restrictions

3

History and  Background of Investment Advisor

4

Business Managment Services

5

Shareholder Administrative Services

6

Expense Limitation Arrangements

6

  Board of Trustees and Officers

8

Proxy Voting

14

Control Persons and Principal Security Holders

15

Principal Underwriter

15

Other Service Providers

15

Information About the Trust

15

Brokerage Allocations

16

Net Asset Value Calculation

16

Performance Information

17

Financial Statements

18

Certain Federal Income Tax Considerations

18

Tax Status of the Funds

18

Funds Investments

19

Distributions

20

Dispositions

21

Foreign Shareholders

21

Disclosure of Fund Portfolio Holdings

21

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY   12043

INVESTMENT OBJECTIVE AND POLICIES

FAM Value Fund has an investment objective to maximize long-term return on capital. FAM Equity-Income Fund has an investment objective of providing current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities that pay dividends.FAM Small Cap Fund investment objective is to maximize long-term return on capital.  The Small Cap Fund is a non-diversified fund.

Normally, the Funds’ investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Fenimore” or “FAM”), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.  Generally, under normal market conditions, the Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

The Funds may also invest in shares of other investment companies, including ETFs, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  Investments in other investment companies may involve duplication of certain fees and expenses.  By investing in other investment companies, a Fund becomes the shareholder of that company.  As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations.  If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company, conversations with security analysts who actively follow the company for investment brokerage firms. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock’s current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

1

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discontinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of each Fund’s principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to borrow, the volatility of the Funds’ net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateral-

2

ized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

CYBER SECURITY RELATED RISKS

With the increasing use of the Internet and technology in connection with the Funds’ operations, the Funds are susceptible  to  greater  operational  and  information  security  risks  through  breaches  in  cyber  security.   Cyber  security  breaches  include,  without  limitation,  infection  by  computer  viruses  and  gaining  unauthorized  access  to  the  Funds’ systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted.   Cyber security breaches may also occur in a manner that does not require gaining  unauthorized  access,  such  as  denial-of-service  attacks  or  situations  where  authorized  individuals  intentionally  or unintentionally  release  confidential  information  stored  on  the  Funds’  systems.   A  cyber  security  breach  may  cause disruptions  and  impact  the  Funds’ business  operations,  which  could  potentially  result  in  financial  losses,  inability  to determine a Fund’s NAV, violation of applicable law, regulatory penalties and/or fines, compliance and other costs.  The Funds and their shareholders could be negatively impacted as a result.  In addition, because the Funds work closely with third-party service providers (e.g., the custodian), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches.  Further, indirect cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact Fund shareholders. While the Funds have established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940. Accordingly, no FAM Fund will:

(A)

Invest in the purchase and sale of real estate.

(B)

Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)

Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)

Maintain  margin  accounts,  will  not  purchase  its  investments  on  credit  or  margin,  and  will  not  leverage  its investments, except for normal transaction obligations during settlement periods.

(E)

Underwrite  or  deal  in  offerings  of  securities  of  other  issuers  as  a  sponsor  or  underwriter  in  any  way.  (Note: The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

3

(F)

Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.  For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)

Issue  senior  securities,  except  to  the  extent  permitted  by  the  Investment  Company Act  of  1940,  by  SEC  exemptive order, or by the Commission.

(H)

Invest  more  than  25%  of  its  assets  valued  at  the  time  of  purchase  in  any  one  industry  or  similar  groups  of industries, except U.S. government securities.

FAM Value Fund and FAM Equity Income Fund will not:

(A)

Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc.  The company is a New York corporation registered under the Investment Advisers Act of 1940 with the Securities and Exchange Commission.  Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a Trustee of the Funds.  Fenimore was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.  Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore’s investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968. John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income Fund, is also employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment research activities since 1991. Marc D. Roberts, CFA, co-manager of the FAM Small Cap Fund, is employed by Fenimore as an Investment Research Analyst.  He has been actively involved in investment and portfolio management and research activites since 2007.  Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is  Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are,

4

thus, selling at a deep discount to the perceived future potential value of the company; and (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Fenimore, as investment advisor to the Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly, effective as of January 1, 2016, at the rate of 0.90% per annum of each Funds’ net assets (prior to January 1, 2016, this fee was at the rate of 1.00% per annum or each Funds’ net assets).  This contract is subject to the approval annually by the Funds’ Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2014

DECEMBER 31, 2013

DECEMBER 31, 2012

$9,352,685

$8,531,701

$7,394,978

With respect to FAM Equity-Income Fund, the total investment advisory fees paid by FAM Equity-Income Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2014

DECEMBER 31, 2013

DECEMBER 31, 2012

$1,521,983

$1,315,587

$1,355,510

With respect to FAM Small Cap Fund, the total investment advisory fees paid by FAM Small Cap Fund to Fenimore during the last three fiscal years (before and after waivers) is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2014

DECEMBER 31, 2013

DECEMBER 31, 2012

$560,615 (no waivers)

$271,734 (before waivers)

$104,225 (before waivers)

$212,394 (after waivers)

$

0 (after waivers)

Each Fund is responsible for the costs of its own operation which include the fees of independent accountants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses.  Expenses of “Interested Trustees” shall always remain the responsibility of the investment advisor.  All employees of the investment advisor who perform duties for the Funds shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

BUSINESS MANAGEMENT SERVICES

Effective as of January 1, 2016, Fenimore also provides certain business management services to the Funds, including the monitoring of the Funds’ relationships with third-party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust.  For these services, Fenimore is entitled to receive a fee from each Fund at a rate of 0.03% of the Fund’s average daily net assets.  Prior to January 1, 2016, these services were provided by an affiliate of the Advisor.

5

SHAREHOLDER ADMINISTRATIVE SERVICES

Effective as of January 1, 2016, the Funds have adopted a Shareholder Administrative Services Plan for Institutional Shares (the “Shareholder Services Plan”) under which the Institutional Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Institutional Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization.  Such services may include, but are not limited to: (i) assisting the Funds in providing or arranging for the provision of shareholder servicing or sub-transfer agency services to Institutional Class shareholders of each of the Funds and assisting in establishing and maintaining shareholder accounts and records for Institutional Class shareholders; (ii) aggregating and processing purchase and redemption orders for Institutional Class shareholders; (iii) providing Institutional Class shareholders with statements showing their positions in the Funds; (iv) processing dividend payments for Institutional Class shareholders; (v) providing or arranging for the provision of sub-accounting services in connection with Institutional Class Shares of the Funds; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to Institutional Class shareholders of the Funds; (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Institutional Class Shares of the Funds;  (viii) answering inquiries from Institutional Class shareholders of a general nature regarding the Funds; (ix) assisting Institutional Class shareholders in changing account options, account designations, and account addresses; (x) crediting distributions from the Funds to Institutional Class shareholder accounts; and (xi) providing such other non-distribution related shareholder administrative services as may be reasonably requested and which are deemed necessary and beneficial to Institutional Class shareholders of the Funds. Pursuant to the Shareholder Services Plan, the Institutional Shares of the Funds may pay shareholder administrative servicing fees of up to 0.15% of the average daily net assets of the Institutional Shares of each respective Fund.  Because the Shareholder Services Plan was not in effect for periods prior to January 1, 2016, information regarding the fees paid pursuant to the Shareholder Services Plan are not yet required to be presented.

EXPENSE LIMITATION ARRANGEMENTS

Effective as of January 1, 2016, pursuant to an Expense Limitation Agreement entered into between Fenimore and the Trust, on behalf of each Fund, Fenimore has contractually agreed, until May 1, 2017, to waive fees and/or reimburse each of the Funds certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses of the Institutional Shares of the Funds, as follows: 0.99% for FAM Value Fund, 1.10% for FAM Equity Income Fund and 1.20% for FAM Small Cap Fund.  Each Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares of the Fund to exceed the applicable limit and the repayment is made within three years after the year in which the Advisor incurred the expense.  This Expense Limitation Agreement may only be amended by the Board of Trustees.  As of January 1, 2016, no amounts available for recoupment by the Advisor were yet available.

6

Thomas O. Putnam and Paul C. Hogan are co-managers of the FAM Equity-Income Fund.  Thomas O. Putnam and John D. Fox are co-managers of the FAM Value Fund. Thomas O. Putnam and Marc D. Roberts are co-managers of the FAM Small Cap Fund.  The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2014:

Other

Registered

Other Pooled

Investment      Assets

Investment

Assets

Assets

Total Assets

Portfolio

Company

managed

Vehicle

Managed

Other

Managed

Managed*

Manager

Accounts

($ millions)

Accounts

($ millions)

Accounts     ($ millions)

($ millions)

Thomas O. Putnam     None

$0

1

$31.8

0

$0

$31.8

Paul C. Hogan

None

$0

1

$31.8

0

$0

$31.8

John D. Fox

None

$0

1

$31.8

1

$.8

$32.6

Marc D. Roberts

None

$0

1

$31.8

0

$0

$31.8

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. While the managers do not manage other registered investment companies, they do manage separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions).  Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  The Adviser seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Adviser, the incentives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

7

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm.  Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period.  The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2014 is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager

FAM Equity-Income Fund

FAM Value Fund

FAM Small Cap Fund

Thomas O. Putnam

Over $1,000,000

Over $1,000,000

Over $1,000,000

Paul C. Hogan

$500,001 - $1,000,000

Over $1,000,000

$100,001 - $500,000

John D. Fox

$100,001 - $500,000

Over $1,000,000

$100,001 - $500,000

Marc D. Roberts

$50,001 - $100,000

$50,001 - $100,000

$10,001 - $50,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended December 31, 2014, the Board met five times.

Board Leadership Structure.  Mr. John McCormack, who is an Independent Trustee, serves as the Chairman of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Funds.  The Chairman may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  The Board has designated a number of standing committees, as further discussed below, each of which has a Chairman.  The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications.  There are no specific required qualifications for Board membership.  The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills.  In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

8

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Fred “Chico” Lager – As the former President and Chief Executive Officer of a publicly traded company, Mr. Lager has extensive experience and background in corporate and financial matters and has been designated as one of the four financial experts on the Trust’s Audit Committee.  He also has experience as a director of several public and privately held companies.  In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

John McCormack – As a former executive with a large financial services, retirement planning and insurance organization for which he oversaw the development and operation of a family of mutual funds, Mr. McCormack has extensive experience and background with the management and operation of mutual funds and their service providers.  In addition, he also has had long-standing service as a member of the Board of Trustees.

Barbara Weidlich – As the former president of the National Investment Company Service Association (“NICSA”), the trade association serving the operations sector of the mutual fund industry, and a former executive with a fund services company, Ms. Weidlich has extensive experience and background dealing with the management and operation of investment companies and their service providers.  In addition, she also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters.  Mr. McCoy  has also been designated as one of the four financial experts on the Trust’s Audit Committee, of which he is the Chairman.  In addition, he also has had long-standing service as a member of the Board of Trustees.

Paul Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an auditor and business advisor to mutual funds and related service companies, as well as, other financial services companies.  Mr. Keller has also been designated as one of the four financial experts on the Trust’s Audit

Committee.

Donald J. Boteler - As former executive with the Investment Company Institute, the trade association for the investment company industry, Mr. Boteler has extensive experience and background in operations, accounting, compliance, and continuing education while working with investment companies.  Mr. Boteler has also been designated as one of the four financial experts on the Trust’s Audit Committee.  Mr. Boteler joined the Board of Trustees in 2012.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with Fenimore Asset Management, Inc., the investment adviser to the Funds, Mr. Putnam has extensive experience and background in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board.  He also has had long-standing service as a Trustee of the Board.

9

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Position(s) Held    Principal

Number of

Other

Name,

With Fund and

Occupation(s)

Portfolios in

Director-

Address, and

Length of Time      During Past

Fund Complex*     ships

Age

Served†

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

INDEPENDENT

TRUSTEES**

Fred “Chico” Lager

Trustee since

Business Consultant;

3

None

384 North Grand St.

1996

Retired President & CEO of

Cobleskill, NY 12043

Ben & Jerry’s Homemade, Inc.

Age:  61

John McCormack

Trustee since

Retired Group President,

3

None

384 North Grand St.

2004

TIAA-Cref Enterprises

Cobleskill, NY 12043

Age:  71

Barbara Weidlich

Trustee since

Retired President, National In-

3

None

384 North Grand St.

2004

vestment Company Service

Cobleskill, NY 12043

Association; Managing Director-

Age:  71

DEXIA BIL Fund Services,

Dublin, Ireland

Kevin J. McCoy, CPA    Trustee since

Principal, Marvin and Company,     3

None

384 North Grand St

March 2007

P.C., certified public accounting

Cobleskill, NY  12043

firm

Age:   63

Paul Keller, CPA

Trustee since

Retired Partner,

3

None

384 North Grand St

August 2010

PricewaterhouseCoopers, LLP

Cobleskill, NY  12043

Age:  61

Donald J. Boteler

Trustee since

Retired Vice President of Opera-     3

Parnasus

384 North Grand St

August 2012

tions & Continuing Education,

Funds and

Cobleskill, NY  12043

Investment Company Institute

Parnasus In-

Age:  67

come Funds

10

INTERESTED

Position(s) Held      Principal

Number of

Other

TRUSTEES &

With Fund and

Occupation(s)

Portfolios in

Director-

OFFICERS

Length of Time

During Past

Fund Complex*   ships

Served†

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

Thomas O. Putnam***      President

Chairman,

3

None

384 North Grand St.

Since 1986;

Fenimore Asset Management

Cobleskill, NY 12043

Chairman from

Age:  71

1986-

November 2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.

Treasurer since

Fenimore Asset Management

Cobleskill, NY  12043

2000

Age:  62

Charles Richter, Esq.

Chief Compli-

March 2005 to Present,

N/A

N/A

384 North Grand St.

ance Officer and     Chief Compliance Officer,

Cobleskill, NY 12043

Anti-Money

Fenimore Asset Manage-

Age:  59

Laundering

ment Trust.  November 2004

Compliance

to Present, Chief Compli-

Officer since

ance Officer, Fenimore Asset

2005

Management, Inc., Fenimore

Securities, Inc.

†

Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

*

“Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund.

**

The “Independent Trustees” are those Trustees that are not considered “interested persons” of the

Trust, as that term is defined in the 1940 Act.

***      Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment adviser, is considered an “interested person” of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee, and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Independent Trustees, is composed of Messrs. Boteler, Keller, Lager, McCormack, McCoy and Ms. Weidlich. The Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent registered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2014, the Audit Committee met twice.

11

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs. Boteler, Keller, Lager, McCormack, McCoy and Ms. Weidlich.  The Nominating and Corporate Governance Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s investment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders.  For the fiscal year ended December 31, 2014, the Committee did not convene any meetings.

The Valuation Committee is composed of the Independent Trustees, Messrs. Boteler, Keller, Lager, McCormack, McCoy and Ms. Weidlich.  The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures.  The Valuation Committee meets on an as-needed basis to consider valuation matters submitted for their review.  For the fiscal year ended December 31, 2014, the Committee did not convene any meetings.

For the fiscal year ended December 31, 2014, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

Aggregate Dollar Range

of Equity Securities in All

Dollar Range of

Funds Overseen by Trustee

Name of Trustee

Fund Name

Equity Securities in      in Family of Investment

the Fund

Companies

INDEPENDENT

TRUSTEES

Fred “Chico” Lager      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$10,001 - 50,000

John J. McCormack     FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$10,001 - 50,000

Barbara V. Weidlich     FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$50,001-100,000

Kevin J. McCoy

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$50,001 - 100,000

Paul Keller

FAM Value Fund

$50,001 - 100,000

Over $100,000

FAM Equity-Income Fund    $50,001 - 100,000

FAM Small Cap Fund

$50,001 - 100,000

Donald J. Boteler

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    $50,001 - 100,000

FAM Small Cap Fund

$50,001 - 100,000

12

INTERESTED

TRUSTEES

Thomas O. Putnam      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

Over $100,000

Except for Thomas O. Putnam, Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding.

Trustees of the Funds not employed by Fenimore receive from the Funds a fee of $1,250 for each Board of Trustees meeting, $12,000 annual retainer, $500 for each committee meeting, an additional fee of $1,250 for attending offsite Board of Trustee meetings, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.  The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer.  The Chairman of the Audit Committee receives an additional $1,500 annual retainer.  The

$12,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of

Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2014, the Trustees received the following compensation from the

Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds’ investment advisor:

Aggregate

Compensation from

the Funds Accrued as

Est. Annual

Total Compensation from

Part of Fund

Pension or

Benefits upon

Registrant and Fund

Name of Trustee

Expenses

Retirement Benefits

Retirement

Complex Paid to Trustees

Thomas O. Putnam

$0

$0

$0

$0

Donald J. Boteler

$19,750

$0

$0

$19,750

Paul Keller

$19,750

$0

$0

$19,750

Fred “Chico” Lager

$19,750

$0

$0

$19,750

John J. McCormack      $24,250

$0

$0

$24,250

Kevin J. McCoy

$21,250

$0

$0

$21,250

Barbara V. Weidlich      $19,750

$0

$0

$19,750

Board Oversight of Risk Management.  The Funds are subject to various risks including, among others, investment, financial, compliance, valuation and operational risks.  Day-to-day risk management functions are included within the responsibilities of the Adviser and other service providers who carry out the Funds’ investment management and business affairs.  The Adviser and other service providers each have their own, independent interest in risk management, and their policies and procedures for carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee.  Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Adviser, the Funds’ Chief Compliance Officer (“CCO”) and from legal counsel.  The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust.  In this role, the CCO reports directly to the Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory requirements. The CCO also regularly provides the Board with updates on the application of the Funds’ com-

13

pliance policies and procedures and how these procedures are designed to mitigate risk.  In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor.  Fenimore has adopted Proxy Voting Policies and procedures (“Proxy Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.  The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a company), Fenimore will generally vote in the manner recommended by management.  Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis.  An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted.  With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the “Proxy Voting Committee”) as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii)  vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve-month period ended June 30th is filed with the SEC on Form N-PX.  This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at http://www.famfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

14

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

The Institutional Shares are a newly issued class of shares of the Trust that were first made available for purchase as of January 1, 2016, and, accordingly, as of the date of this SAI, the only entity owning beneficially or of record greater than 5% of the Institutional Shares of each of the Funds is the Advisor and or its affiliates, which own in excess of 25% of the Institutional Shares of each of the Funds.  Because it and its affiliates own in excess of 25% of the Institutional Shares of each of the Funds, the Advisor may, based on the amount of its ownership of the Institutional Shares, be able to influence the voting on certain matters relating to the Institutional Shares that are submitted to the holders of the Institutional Shares for their consideration and approval.

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Manage-

ment, Inc. and the sole shareholder of Fenimore Securities, Inc.

OTHER SERVICE PROVIDERS

CUSTODIAN.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

SHAREHOLDER SERVICES AGENT, AND FUND ACCOUNTING AGENT.  FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent and fund accounting agent for the Funds.

TRANSFER AGENT.  The Trust is registered as a transfer agent with the U.S. Securities and Exchange Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  _____  , serves as the Funds’ independent registered public accounting firm.

FUND COUNSEL.  Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986.  The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series and classes of shares.  The Trust currently consists of the three series of shares, and each series of shares consists of two separate classes of shares: Investor Shares and Institutional Shares.  The shares of each class of a Fund represent an interest in the same portfolio of investments of the individual Fund.  With respect to voting of shares, on certain issues, such as the election of Trustees of the Trust, all shares of the Trust vote together. Shareholders of a Fund will vote separately on matters that pertain solely to that Fund, such as voting on a proposed change to a fundamental investment limitation that applies to a particular Fund.  Likewise, shareholders of a separate class of shares will vote separately on matters that pertain solely to that particular share class.  The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

15

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s shareholders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Fenimore and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2014, 2013, and 2012, respectively, aggregate commissions paid totaled $139,819, $186,114, and $101,250 for FAM Value Fund. With respect to FAM Equity-Income, for the fiscal years ending December 31, 2014, 2013, and 2012, respectively, the aggregate commissions paid totaled $50,396, $31,155, and $126,273.  With respect to FAM Small Cap Fund for the fiscal years ended December 31, 2014, 2013 and 2012, aggregate commissions paid totaled $53,144, $39,263 and $32,958. No commissions were paid by any Fund to any affiliated parties.

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

16

PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b+1)6-1]

--

cd

Where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

17

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Russell Midcap Index, Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation is based.  Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

FINANCIAL STATEMENTS

The Financial Statements of each of the Funds for the fiscal year ended December 31, 2014 are included in the 2014 Annual Report to Shareholders and the Financial Statements of each of the Funds for the semi-annual period ended June 30, 2015 are included in the 2015 Semi-Annual Report to Shareholders, and these sets of Financial Statements for the Funds for each of these fiscal periods are incorporated by reference into this Statement of Additional Information.  Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone number provided on the cover of this Statement of Additional Information.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income from certain “qualified publicly traded partnerships,” and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value

18

of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the

19

amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  These rate reductions do not apply to corporate shareholders.

Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as longterm capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

20

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder.  If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will generally be subject to U.S. withholding tax of 30% (or lower treaty rate, if applicable).  If the income is effectively connected, then the foreign shareholder will generally be taxed as a U.S. person would be.  Foreign corporate shareholders who have effectively connected income may be subject to a branch profits tax.    Foreign shareholders may also be subject to U.S. federal estate tax on the value of their shares.  Foreign shareholders are urged to consult their own tax advisers regarding the tax consequences applicable to them.

Each Fund is currently required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and effective Janauary 1, 2017 redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply or to be deemed compliant with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds in order to enable the Funds to determine whether withholding is required.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each Fund’s portfolio securities.  On a quarterly basis, the Funds disclose on the Trust’s website, www.famfunds.com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown).  The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available.  A complete list of the Funds’ portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

21

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting. Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

22

PART C

OTHER INFORMATION

ITEM 28.   EXHIBITS

(a)(1)    Declaration of Trust1

(b)

By-Laws1

(c)

Not Applicable

(d)(1)    Amended Investment Advisory Agreement between Registrant and Fenimore

Asset Management, Inc. with respect to FAM Value Fund – to be filed by amendment

(d)(2)    Amended Investment Advisory Agreement between Registrant and Fenimore

Asset Management, Inc. with respect to FAM Equity-Income Fund – to be filed by amendment

(d)(3)    Amended Investment Advisory Agreement between Registrant and Fenimore

Asset Management, Inc. with respect to FAM Small Cap Fund – to be filed by amendment

(e)

Distribution Agreement between Registrant and Fenimore Securities, Inc. – to be filed by amendment

(f)

Not Applicable

(g)

Custodian Agreement between Registrant and U.S. Bank, N.A.1

(h)(1)    Shareholder Account Services Agreement for Investor Shares between

Registrant and FAM Shareholder Services, Inc. – to be filed by amendment

(h)(2)    Shareholder Account Services Agreement for Institutional Shares between

Registrant and FAM Shareholder Services, Inc. – to be filed by amendment

(h)(3)    Fund Accounting Agreement for Investor Shares between Registrant and

FAM Shareholder Services, Inc. – to be filed by amendment

(h)(4)    Fund Accounting Agreement for Institutional Shares between Registrant and

FAM Shareholder Services, Inc. – to be filed by amendment

(h)(5)    Expense Limitation Agreement between Registrant and Fenimore Asset

Management, Inc. – to be filed by amendment

(i)

Legal Opinion – to be filed by amendment

(j)

Consent of BBD, LLP – to be filed by amendment

(k)

Not Applicable

(l)

Not Applicable

(m)

Not Applicable

(n)

Rule 18f-3 Plan – to be filed by amendment

(o)

Reserved

(p)

Codes of Ethics1

1 Filed previously and incorporated by reference herein.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH

REGISTRANT

Not Applicable.

ITEM 30.  INDEMNIFICATION

Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

Insofar   as   indemnification   for   liabilities   arising   under   the   Securities   Act   of   1933   may  be

permitted   to   trustees,   officers   and   controlling   persons   of   the   Registrant   by   the   Registrant

pursuant  to  the  Declaration  of  Trust  or  otherwise,  the  Registrant  is  aware  that  in  the  opinion  of the  Securities  and  Exchange  Commission,  such  indemnification  is  against  public  policy  as

expressed   in   the   Act   and,   therefore,   is   unenforceable.   In   the   event   that   a   claim   for

indemnification  against  such  liabilities  (other  than  the  payment  by  the  Registrant  of  expenses incurred  or  paid  by  trustees,  officers  or  controlling  persons  of  the  Registrant  in  connection  with the  successful  defense  of  any  act,  suit  or  proceeding)  is  asserted  by  such  trustees,  officers  or controlling  persons  in  connection  with  the  shares  being  registered,  the  Registrant  will,  unless  in the  opinion  of  its  counsel  the  matter  has  been  settled  by  controlling  precedent,  submit  to  a  court of  appropriate  jurisdiction  the  question  whether  such  indemnification  by  it  is  against  public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fenimore Asset Management,  Inc. serves as the investment adviser and business manager for the

Registrant. The business and other connections of Fenimore Asset Management, Inc. are set forth in  the  Uniform  Application  for  Investment  Adviser  Registration  ("Form  ADV")  of  Fenimore

Asset  Management,  Inc.  (801-10429)  as  currently  filed  with  the  SEC  which  is  incorporated  by reference herein.

ITEM 32.  PRINCIPAL UNDERWRITER

(a)

Fenimore  Securities,  Inc.  serves  as  principal  underwriter  for  the  Registrant  and  is located at 384 North Grand Street, Cobleskill, New York 12043. The Registrant is the only entity for which Fenimore Securities, Inc. serves as principal underwriter.

(b)

The directors and executive officers of Fenimore Securities, Inc.  are as follows:

Name and Principal

Position and Offices with

Positions and

Business Address*

Fenimore Securities, Inc.

Offices with Registrant

Thomas O. Putnam

Chairman

President and Trustee

David J. Pollitzer

President and Director

None

Monte E. Thompson

Vice President

None

Joseph A. Bucci

Secretary and Treasurer

Secretary and Treasurer

*The address of each of the foregoing is 384 North Grand Street, Cobleskill, New York 12043.

(c)

Not Applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The  accounts,  books,  and  other  documents  required  to  be  maintained  by  Registrant  pursuant  to

Section  31(a)  of  the  Investment  Company  Act  of  1940  and  rules  promulgated  thereunder  are  in the  possession  of  Fenimore  Asset  Management,  Inc.,  and  FAM  Shareholder  Services,  Inc.,  384

North Grand Street, Cobleskill, New York 12043.

ITEM 34.  MANAGEMENT SERVICES

Not Applicable.

ITEM 35.  UNDERTAKINGS

None.

SIGNATURES

Pursuant  to  the  requirements  of  the  Securities  Act  of  1933  and  the  Investment  Company  Act  of

1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned,  thereunto  duly  authorized,  in  the  City  of  Washington  in  the  District  of  Columbia,

on this 23rd day of October, 2015.

FENIMORE ASSET MANAGEMENT TRUST

By:  /s/ Thomas O. Putnam

Thomas O. Putnam, President  (1)

By:  /s/ Patrick W.D. Turley

Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE

TITLE

DATE

/s/ Thomas O. Putnam

President and Trustee

October 23, 2015

Thomas O. Putnam  (1)

(Principal Executive Officer)

/s/ Fred Lager

Trustee

October 23, 2015

Fred Lager  (2)

/s/ John J. McCormack, Jr.

Trustee

October 23, 2015

John J. McCormack, Jr.  (4)

/s/ Barbara V. Weidlich

Trustee

October 23, 2015

Barbara V. Weidlich  (4)

/s/ Kevin J. McCoy

Trustee

October 23, 2015

Kevin J. McCoy  (5)

/s/ Paul A. Keller

Trustee

October 23, 2015

Paul A. Keller  (6)

/s/ Donald J. Boteler

Trustee

October 23, 2015

Donald J. Boteler  (7)

/s/ Joseph A. Bucci

Treasurer (Principal Financial and

October 23, 2015

Joseph A. Bucci  (3)

Accounting Officer)

By:

/s/ Patrick W.D. Turley

Patrick W.D. Turley

as attorney-in-fact

(1)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 12 as filed on April 29, 1994.

(2)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 22 as filed on May 1, 1998.

(3)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 26 as filed on May 1, 2001.

(4)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 32 as filed on April 29, 2004.

(5)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 36 as filed on May 1, 2007.

(6)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 41 as filed on April 29, 2011.

(7)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 49 as filed on April 30, 2013.